UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215 Roseville, CA  95678

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (916) 757-6862

Date of fiscal year end: June 30

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

AmericaFirst Defensive Growth Fund
AmericaFirst Large Cap Share Buyback Fund
AmericaFirst Seasonal Rotation Fund
AmericaFirst Tactical Alpha Fund
AmericaFirst Income Fund

June 30, 2019

AmericaFirst Quantitative Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website  www.americafirstfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

AMERICAFIRST QUANTITATIVE FUNDS

LETTER TO SHAREHOLDERS

 JUNE 30, 2019 (UNAUDITED)

Dear AmericaFirst Mutual Fund Shareholder.

Investment performance for the twelve months ending in June of 2019 can be broken into two dramatically different (but equally impactive) timeframes…the 4th Quarter of 2018 and the first half of 2019.

Fourth Quarter - 2018

All AmericaFirst funds suffered negative returns in the fourth quarter of 2018 as the major indexes experienced their worst quarterly declines in roughly a decade, returning most equity indices to levels last seen in the summer of 2017 and sending them into bear market territory, or down more than 20% from their recent highs. Stocks were more volatile than usual as the S&P 500 Index seeing 10 days with swings over 3%.

As a fund that invests in energy stocks to achieve a high dividend yield, the AmericaFirst Income fund was further impacted as oil prices plunged causing energy sector to be the worst performer in the S&P 500 Index, falling by nearly 24% on a total return basis.

The AmericaFirst Seasonal Rotation Fund (which favors cyclical stocks when invested in equities) was heavily impacted in December as technology, industrials, and consumer discretionary stocks were among the weakest of stock sectors.

The AmericaFirst Defensive Growth Fund suffered less downside (relative to its peers) as the typically defensive utilities sector was the sole segment to escape with a small gain.

First Half - 2019

Ending the first six months of 2019, three of the five AmericaFirst Funds outperformed their respective Morningstar peer groups (categories).  In addition, each tactical AmericaFirst fund strategy was enhanced to reduce future impact by negative investment markets.

Although stocks entered 2019 with extreme oversold conditions, the perceived policy shift of the Federal Reserve to a more dovish position set the stage for the best first half performance in more than 20 years (1997).

Despite the strong equity performance domestically, international stocks underperformed by more than 8% for the first six months of 2019 causing the AmericaFirst Large Cap Share Buyback Fund to underperform its peer group.  The Large Cap Share Buyback Fund was nearly 20% allocated to international securities while its peer group was nearly 100% allocated to domestic positions.

Negative returns for the energy sector and the underperformance of Real Estate Investment Trusts in the second quarter of 2019 caused the AmericaFirst Income Fund to be the only other underperformer for the first half of 2019 as the Fund was nearly 25% allocated to these two sectors.

Moving Forward

AmericaFirst has integrated significant enhancements to its mutual fund lineup to reduce future downside risk without sacrificing upside potential.  Overall, our funds are off to a solid start for 2019 relative to their peer groups and we look forward navigating your investment as the investment markets continue to be volatile.

Thank you for your investment in AmericaFirst Funds.

Rick Gonsalves

President

AmericaFirst Capital Management

AmericaFirst Quantitative Funds

AMERICAFIRST DEFENSIVE GROWTH FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2019 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST DEFENSIVE GROWTH FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Three Year	Five Year	Commencement of Operations through June 30, 2019 (1)
Class A	Without sales load	0.94%	-5.00%	-2.69%	2.98%
	With sales load	-4.06%	-6.62%	-3.69%	2.32%
Class I		1.48%	-4.56%	-2.00%	3.72%
Class U	Without sales load	0.44%	-5.53%	-3.22%	2.41%
	With sales load	-2.12%	-6.33%	-3.71%	2.09%
S&P 500 Total Return Index		10.42%	14.22%	10.72%	12.77%

(1)AmericaFirst Defensive Growth Fund Class A, Class I and Class U shares commenced operations on May 23, 2011. Benchmark since inception return assumes inception date of May 23, 2011. Redemption fees are 1% of amount redeemed, if sold within 90 days.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2018 were as follows: AmericaFirst Defensive Growth Fund Class A, 3.12% gross of fee waivers or expense reimbursements and 3.02% after waiver and reimbursement; Class I, 2.88% gross of fee waivers or expense reimbursements and 2.53% after waiver and reimbursement; and Class U, 3.87% gross of fee waivers or expense reimbursements and 3.53% after waiver and reimbursement.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Defensive Growth Fund Class A shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2019 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST LARGE CAP SHARE BUYBACK FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Commencement of Operations through June 30, 2019 (1)
Class A	Without sales load	5.72%	8.52%
	With sales load	0.45%	6.22%
Class I		5.99%	9.22%
Class U	Without sales load	5.12%	7.95%
	With sales load	2.50%	6.81%
S&P 500 Total Return Index		10.42%	13.47%

(1)AmericaFirst Large Cap Share Buyback Fund Class A, Class I and Class U shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017. Redemption fees are 1% of amount redeemed, if sold within 90 days.

Total Fund estimated operating expense ratios as stated in the Fund's prospectus dated November 1, 2018 were as follows:  AmericaFirst Large Cap Share Buyback Fund Class A, 4.27% gross of fee waivers or expense reimbursements and 1.76% after fee waiver and reimbursements; Class I, 3.59% gross of fee waivers or expense reimbursements and 1.51% after fee waiver and reimbursements: and Class U, 4.52% gross of fee waivers or expense reimbursements and 2.51% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Large Cap Share Buyback Fund Class A shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

AMERICAFIRST SEASONAL ROTATION FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2019 (UNAUDITED)

   COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST SEASONAL ROTATION FUND CLASS A SHARES AND THE DOW JONES U.S. MODERATELY CONSERVATIVE PORTFOLIO INDEX

Average Annual Total Return

		One Year	Three Year	Five Year	Commencement of Operations through June 30, 2019 (1)
Class A	Without sales load	-6.22%	2.22%	0.93%	1.47%
	With sales load	-10.90%	0.49%	-0.11%	0.55%
Class I		-5.45%	2.96%	1.56%	2.10%
Class U	Without sales load	-6.71%	1.69%	0.41%	0.95%
	With sales load	-9.07%	0.82%	-0.11%	0.50%
Dow Jones U.S. Moderately Conservative Portfolio Index		7.19%	6.49%	5.40%	6.03%

(1)AmericaFirst Seasonal Rotation Fund Class A, Class I, and Class U shares commenced operations on October 31, 2013. Benchmark since inception return assumes inception date of October 31, 2013. Redemption fees are 1% of amount redeemed, if sold within 90 days.

 Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2018 were as follows: AmericaFirst Seasonal Rotation Fund Class A, 2.73% gross of fee waivers or expense reimbursements and 2.58% after fee waiver and reimbursements; Class I, 2.48% gross of fee waivers or expense reimbursements and 1.62% after fee waiver and reimbursements; and Class U, 3.47% gross of fee waivers or expense reimbursements and 3.08% after fee waiver and reimbursements. The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Seasonal Rotation Fund Class A shares versus the Dow Jones U.S. Moderately Conservative Portfolio Index. This index is a weighted average of other stock, bond, and cash indicies. It is reconstructed monthly and represents 40% of the risk of the U.S. equities market. The equities position (which is close to 40% of the portfolio) is constructed by equally weighting six Dow Jones U.S. style indicies (Large Growth, Large Value, Mid Growth, Mid Value, Small Growth and Small Value). The bond and cash position (which is close to 60% of the portfolio) is composed of various Barclays U.S. fixed income indicies.

AMERICAFIRST TACTICAL ALPHA FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2019 (UNAUDITED)

  COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST TACTICAL ALPHA FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Three Year	Five Year	Commencement of Operations through June 30, 2019 (1)
Class A	Without sales load	-3.33%	3.21%	1.68%	3.65%
	With sales load	-8.16%	1.48%	0.64%	3.07%
Class I (2)		-2.31%	4.14%	2.71%	5.77%
Class U	Without sales load	-3.85%	2.70%	1.16%	3.12%
	With sales load	-6.24%	1.83%	0.65%	2.83%
S&P 500 Total Return Index		10.42%	14.22%	10.72%	13.40%

(1)AmericaFirst Tactical Alpha Fund Class A and Class U shares commenced operations on February 26, 2010. Benchmark since inception return assumes inception date of February 26, 2010. Redemption fees are 1% of amount redeemed, if sold within 90 days.

(2)AmericaFirst Tactical Alpha Fund Class I commenced operations on July 12, 2010.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2018, as supplemented May 10, 2019 were as follows: AmericaFirst Tactical Alpha Fund Class A, 2.55% gross of fee waivers or expense reimbursements and 2.79% after fee waiver and reimbursements; Class I, 3.30% gross of fee waivers or expense reimbursements and 3.29% after fee waiver and reimbursements; and Class U, 2.30% gross of fee waivers or expense reimbursements and 1.84% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Tactical Alpha Fund Class A shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

AMERICAFIRST INCOME FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2019 (UNAUDITED)

 COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST INCOME FUND CLASS A SHARES AND THE BLOOMBERG BARCLAYS AGGREGATE BOND INDEX

Average Annual Total Return

		One Year	Three Year	Five Year	Commencement of Operations through June 30, 2019 (1)

Class A	Without sales load	-6.25%	3.48%	-1.59%	1.34%
	With sales load	-9.98%	2.08%	-2.40%	0.88%
Class I		-5.55%	4.30%	-0.75%	2.06%
Class U	Without sales load	-6.65%	2.93%	-2.08%	0.83%
	With sales load	-8.48%	2.22%	-2.47%	0.61%
Bloomberg Barclays Aggregate Bond Index		7.87%	2.31%	2.95%	3.28%

(1)AmericaFirst Income Fund Class A, Class I and Class U shares commenced operations on July 1, 2010. Benchmark since inception return assumes inception date of July 1, 2010. Redemption fees are 1% of amount redeemed, if sold within 90 days.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2018 were as follows: AmericaFirst Income Fund Class A, 2.80% gross of fee waivers or expense reimbursements and 2.40% after waiver and reimbursement; Class I, 2.54% gross of fee waivers or expense reimbursements and 1.59% after waiver and reimbursement; and Class U, 3.56% gross of fee waivers or expense reimbursements and 2.92% after waiver and reimbursement.  The maximum load on Class A shares is 4.00% and on Class U shares is 2.00%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Income Fund Class A shares versus the Bloomberg Barclays Aggregate Bond Index. The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Investors cannot invest directly in an index or benchmark.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

Shares		Value

COMMON STOCK - 53.61%

Agriculture Services - 0.66%
508	Calavo Growers, Inc.	$ 49,144

Aircraft Part & Auxiliary Equipment - 0.65%
99	TransDigm Group, Inc. *	47,896

Biological Products (No Diagnostic Substances) - 2.60%
221	Bio-Techne Corp.	46,076
196	Biogen, Inc. *	45,839
690	Gilead Sciences, Inc.	46,616
630	Repligen Corp. *	54,149
		192,680
Bottled & Canned Soft Drinks Carbonated Waters - 1.79%
148	Coca-Cola Consolidated, Inc.	44,289
778	Coca-Cola European Partners Plc. (United Kingdom)	43,957
699	Monster Beverage Corp. *	44,617
		132,863
Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.63%
733	Lamb Weston Holdings, Inc.	46,443

Cookies & Crackers - 0.60%
275	J&J Snack Foods Corp.	44,261

Dental Equipment & Supplies - 0.58%
742	Dentsply Sirona, Inc.	43,303

Electric & Other Services Combined - 1.81%
619	NorthWestern Corp.	44,661
747	Public Service Enterprise Group, Inc.	43,939
766	Xcel Energy, Inc.	45,569
		134,169
Electric Services - 1.15%
577	Black Hills Corp.	45,104
748	Portland General Electric Co.	40,519
		85,623
Electromedical & Electrotherapeutic Apparatus - 1.30%
547	Conmed Corp.	46,807
336	Masimo Corp. *	50,003
		96,810
Electronic Components & Accessories - 0.64%
679	Mercury Systems, Inc. *	47,768

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

Electronic Computers - 0.64%
550	Omnicell, Inc. *	$ 47,316

Fabricated Rubber Products - 0.64%
382	West Pharmaceutical Services, Inc.	47,807

Food & Kindred Products - 2.44%
1,054	Campbell Soup Co.	42,234
1,918	Flowers Foods, Inc.	44,632
850	Mondelez International, Inc. Class A	45,815
2,027	Simply Good Foods Co. *	48,810
		181,491
Gas & Other Services Combined - 0.62%
336	Sempra Energy	46,180

Grain Mill Products - 0.61%
864	General Mills, Inc.	45,377

Hospital & Medical Service Plans - 2.41%
159	Anthem, Inc.	44,871
821	Centene Corp. *	43,053
176	Humana, Inc.	46,693
155	Wellcare Health Plans, Inc. *	44,186
		178,803
Hotels & Motels - 0.60%
1,604	Park Hotels & Resorts, Inc.	44,206

In Vitro & In Vivo Diagnostic Substances - 0.67%
1,789	Myriad Genetics, Inc. *	49,698

Malt Beverages - 0.71%
140	Boston Beer Co., Inc. Class A *	52,886

Misc Industrial & Commercial Machinery & Equipment - 0.60%
352	Curtiss Wright Corp.	44,750

Miscellaneous Food Preparations & Kindred Products - 0.58%
338	Medifast, Inc.	43,365

Natural Gas Transmission - 0.63%
882	National Grid Plc. ADR	46,905

Operators Of Nonresidential Buildings - 0.58%
1,004	Spirit Realty Capital, Inc.	42,831

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.84%
327	Steris Plc. (Ireland)	$ 48,684
1,434	Wright Medical Group N.V. (Amsterdam) *	42,762
385	Zimmer Biomet Holdings, Inc.	45,330
		136,776
Perfumes, Cosmetics & Other Toilet Preparations - 0.54%
1,500	Edgewell Personal Care Co. *	40,425

Pharmaceutical Preparations - 7.19%
383	Alexion Pharmaceuticals, Inc. *	50,165
350	Allergan Plc. (Ireland)	58,601
60	Alnylam Pharmaceuticals, Inc. *	4,354
2,109	Bausch Health Companies, Inc. (Canada) *	53,189
464	Celgene Corp. *	42,892
1,828	Horizon Therapeutics Plc. *	43,982
1,889	Insmed, Inc. *	48,358
340	Jazz Pharmaceuticals Plc. (Ireland) *	48,470
331	Johnson & Johnson	46,102
545	Merck & Co., Inc.	45,698
2,491	Mylan N.V. (United Kingdom) *	47,429
4,814	Teva Pharmaceutical Industries Ltd. ADR *	44,433
		533,673
Plastics Products - 0.64%
3,099	Newell Brands, Inc.	47,787

Poultry Slaughtering and Processing - 1.80%
1,732	Pilgrims Pride Corp. *	43,975
325	Sanderson Farms, Inc.	44,382
563	Tyson Foods, Inc.	45,457
		133,814
Radio & TV Broadcasting & Communication Equipment - 0.58%
176	L3 Technologies, Inc.	43,150

Radio Telephone Communications - 1.23%
992	United States Cellular Corp. *	44,313
16,880	Veon Ltd. ADR	47,264
		91,577
Railroads, Line-Haul Operating - 1.16%
533	CSX Corp.	41,238
224	Norfolk Southern Corp.	44,650
		85,888
Search, Detection, Navigation, Guidance, Aeronautical Sys - 0.68%
185	Teledyne Technologies, Inc. *	50,666

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

Services-Business Services - 0.57%
1,296	HMS Holdings Corp. *	$ 41,977

Services-Commercial Physical & Biological Research - 0.62%
323	Charles River Laboratories International, Inc. *	45,834

Services-General Medical & Surgical Hospitals - 0.65%
354	HCA Healthcare, Inc.	47,850

Services-Health Services - 0.62%
377	U.S. Physical Therapy, Inc.	46,209

Services-Home Health Care Services - 1.25%
393	Amedisys, Inc.	47,714
379	LHC Group, Inc.	45,321
		93,035
Services-Hospital - 0.57%
667	Encompass Health Corp.	42,261

Services-Skilled Nursing Care Facilities - 0.63%
826	Ensign Group, Inc.	47,016

Ship & Boat Building & Repairing - 0.66%
268	General Dynamics Corp.	48,728

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.20%
583	Church & Dwight Co., Inc.	42,594
424	Procter & Gamble Co.	46,492
		89,086
Surgical & Medical Instruments & Apparatus - 2.70%
328	Dexcom, Inc. *	49,148
681	Glaukos Corp. *	51,347
643	iRhythm Technologies, Inc. *	50,848
240	Stryker Corp.	49,339
		200,682
Telegraph & Other Message Communications - 0.63%
529	J2 Global, Inc.	47,023

Telephone Communications (No Radio Telephone) - 0.60%
778	Verizon Communications, Inc.	44,447

Wholesale-Groceries & General Line - 0.63%
1,176	Core-Mark Holdings Company, Inc.	46,711

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

Wholesale-Groceries & Related Products - 1.21%
638	Sysco Corp.	$ 45,119
1,256	US Food Holdings Corp. *	44,915
		90,034
Wholesale-Medical, Dental & Hospital Equipment & Supplies - 0.63%
2,026	Patterson Cos., Inc.	46,395

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.64%
996	Hologic, Inc. *	47,828

TOTAL COMMON STOCK (Cost $3,806,025) - 53.61%		3,981,447

EXCHANGE TRADED FUNDS - 30.70%
7,395	Invesco CurrencyShares Japanese Yen Trust *	653,274
11,870	Invesco DB US Dollar Index Bullish Fund	308,264
5,911	iShares Core U.S. Aggregate Bond ETF	658,190
11,525	Vanguard Total International Bond ETF	660,383
TOTAL EXCHANGE TRADED FUNDS (Cost $2,222,885) - 30.70%		2,280,111

REAL ESTATE INVESTMENT TRUSTS - 8.24%
1,602	Acadia Realty Trust	43,847
966	American Assets Trust, Inc.	45,518
19	American Tower Corp.	3,885
216	Apollo Commercial Real Estate Finance, Inc.	3,972
1,230	Blackstone Mortgage Trust, Inc. Class A	43,763
334	Boston Properties, Inc.	43,086
1,216	Cousins Properties, Inc.	43,983
132	Duke Realty Corp.	4,173
394	Eastgroup Properties, Inc.	45,696
1,352	Equity Commonwealth	43,967
14	Essex Property Trust, Inc.	4,087
2,431	Host Hotels & Resorts, Inc.	44,293
2,507	Kimco Realty Corp.	46,329
566	Lamar Advertising Co. Class A	45,682
90	LTC Properties, Inc.	4,109
1,202	Macerich Co.	40,255
35	Mid-America Apartment Communities, Inc.	4,122
1,785	Outfront Media, Inc.	46,035
196	Piedmont Office Realty Trust, Inc. Class A	3,906
623	Realty Income Corp.	42,968
142	Weingarten Realty Investors	3,894
50	Welltower, Inc.	4,076
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $607,738) - 8.24%		611,646

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

VENTURE CAPITAL FUND - 5.85%
-	Moneta Ventures Fund II LP * (a)(b)	$ 434,715
TOTAL VENTURE CAPITAL FUND (Cost $371,517) - 5.85%		434,715

MONEY MARKET FUND - 1.68%
124,415	Federated Institutional Prime Obligations Fund - Institutional Class 2.4% **	124,465
TOTAL MONEY MARKET FUND (Cost $124,465) - 1.68%		124,465

INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,132,630) *** - 100.08%		7,432,384

LIABILITIES LESS OTHER ASSETS - (0.08)%		(5,911)

NET ASSETS - 100.00%		$ 7,426,473

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2019.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $7,145,261 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                                   $400,601

Gross Unrealized Depreciation                                    (113,478)

       Net Unrealized Appreciation                                $287,123

(a) Investment in private venture capital fund valued at net asset value per share (practical expedient) as of June 30, 2019.  As the Trust owns greater than 5% of the private venture capital fund, it is considered an investment in an affiliate.  See Note 3.

(b) Represents investment in a non-unitized venture capital fund.  Accordingly, share quantity is not applicable.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

The Fund’s holdings were divided among the following economic industries (Unaudited):

Exchange Traded Funds	30.68%
Real Estate Investment Trusts	8.23%
Pharmaceutical Preparations	7.18%
Venture Capital Funds	5.85%
Surgical & Medical Instruments & Apparatus	2.70%
Biological Products (No Diagnostic Substances)	2.59%
Food & Kindred Products	2.44%
Hospital & Medical Service Plans	2.41%
Orthopedic, Prosthetic & Surgical Appliances & Supplies	1.84%
Electric & Other Services Combined	1.81%
Poultry Slaughtering and Processing	1.80%
Bottled & Canned Soft Drinks Carbonated Waters	1.79%
Money Market Fund	1.68%
Electromedical & Electrotherapeutic Apparatus	1.30%
Services-Home Health Care Services	1.25%
Radio Telephone Communications	1.23%
Wholesale-Groceries & Related Products	1.21%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics	1.20%
Electric Services	1.15%
Railroads, Line-Haul Operating	1.16%
Malt Beverages	0.71%
Search, Detection, Navigation, Guidance, Aeronautical Sys	0.68%
Agriculture Services	0.66%
In Vitro & In Vivo Diagnostic Substances	0.67%
Ship & Boat Building & Repairing	0.66%
Aircraft Part & Auxiliary Equipment	0.64%
Electronic Components & Accessories	0.64%
Fabricated Rubber Products	0.64%
Plastics Products	0.64%
Services-General Medical & Surgical Hospitals	0.64%
X-Ray Apparatus & Tubes & Related Irradiation Apparatus	0.64%
Electronic Computers	0.64%
Natural Gas Transmission	0.63%
Services-Skilled Nursing Care Facilities	0.63%
Telegraph & Other Message Communications	0.63%
Canned, Frozen & Preserved Fruit, Veg & Food Specialties	0.63%
Gas & Other Services Combined	0.62%
Services-Health Services	0.62%
Wholesale-Groceries & General Line	0.63%
Wholesale-Medical, Dental & Hospital Equipment & Supplies	0.62%
Grain Mill Products	0.61%
Services-Commercial Physical & Biological Research	0.62%
Misc Industrial & Commercial Machinery & Equipment	0.60%
Cookies & Crackers	0.60%
Hotels & Motels	0.60%
Telephone Communications (No Radio Telephone)	0.60%
Dental Equipment & Supplies	0.58%
Miscellaneous Food Preparations & Kindred Products	0.58%
Radio & TV Broadcasting & Communication Equipment	0.58%
Operators Of Nonresidential Buildings	0.58%
Services-Hospital	0.57%
Services-Business Services	0.57%
Perfumes, Cosmetics & Other Toilet Preparations	0.54%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2019 and are subject to change.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

Shares		Value

COMMON STOCK - 92.63%

Apparel & Other Finished Prods of Fabrics & Similar Material - 4.12%
8,181	Gildan Activewear, Inc. (Canada)	$ 316,441

Computer Communications Equipment - 3.86%
5,417	Cisco Sytems, Inc.	296,472

Computer Storage Devices - 3.34%
4,161	NetApp, Inc.	256,734

Crude Petroleum & Natural Gas - 3.49%
11,688	Cabot Oil & Gas Corp.	268,356

Electric Services - 3.37%
7,384	NRG Energy, Inc.	259,326

Fabricated Rubber Products - 3.90%
2,134	Carlisle Cos., Inc.	299,635

Fire, Marine & Casualty Insurance - 4.20%
5,904	Loews Corp.	322,772

Miscellaneous Publishing - 4.07%
4,855	Thomas Reuters Corp. (Canada)	312,953

Natural Gas Transmission - 3.87%
5,596	National Grid Plc. ADR	297,595

Petroleum Refining - 3.93%
3,227	Phillips 66	301,854

Pharmaceutical Preparations - 8.32%
6,186	Novo Nordisk A/S ADR	315,733
7,470	Pfizer, Inc.	323,600
		639,333
Radio & TV Broadcasting & Communications Equipment - 3.06%
1,786	Ubiquiti Networks, Inc.	234,859

Railroads, Line-Haul Operating - 7.63%
1,496	Norfolk Southern Corp.	298,198
1,705	Union Pacific Corp.	288,333
		586,531
Retail-Auto & Home Supply Stores - 8.04%
294	AutoZone, Inc. *	323,244
799	O'Reilly Automotive, Inc. *	295,087
		618,331

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

Retail-Eating & Drinking Places - 4.25%
3,896	Starbucks Corp.	$ 326,602

Retail-Eating Places - 4.26%
2,959	Yum! Brands, Inc.	327,473

Retail-Radio TV & Consumer Electronics Stores - 3.70%
4,075	Best Buy Co., Inc.	284,150

Services-Business Services - 4.18%
1,345	MSCI, Inc. Class A	321,173

Services-Computer Processing & Data Preparation - 4.15%
3,496	Fiserv, Inc. *	318,695

Services-Prepackaged Software - 3.78%
2,515	Check Point Software Technologies Ltd. (Israel) *	290,759

Wholesale-Drugs Proprietaries & Druggists' Sundries - 3.11%
5,587	Herbalife Nutrition Ltd. (Cayman Islands) *	238,900

TOTAL COMMON STOCK (Cost $6,757,254) - 92.63%		7,118,944

REAL ESTATE INVESTMENT TRUST - 4.01%
6,143	Apartment Investment & Management Co.	307,887
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $304,554) - 4.01%		307,887

MONEY MARKET FUND - 2.85%
219,329	Federated Institutional Prime Obligations Fund - Institutional Class 2.4% **	219,329
TOTAL MONEY MARKET FUND (Cost $219,329) - 2.85%		219,329

INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,281,137) *** - 99.49%		7,646,160

OTHER ASSETS LESS LIABILITIES - 0.51%		39,283

NET ASSETS - 100.00%		$ 7,685,443

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2019.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $7,319,619 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                      $633,703

Gross Unrealized Depreciation                       (307,162)

          Net Unrealized Appreciation                $326,541

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

The Fund’s holdings were divided among the following economic industries (Unaudited):

Pharmaceutical Preparations	8.36%
Retail-Auto & Home Supply Stores	8.09%
Railroads, Line-Haul Operating	7.67%
Retail-Eating Places	4.28%
Retail-Eating & Drinking Places	4.27%
Fire, Marine & Casualty Insurance	4.22%
Services-Business Services	4.20%
Services-Computer Processing & Data Preparation	4.17%
Apparel & Other Finished Prods of Fabrics & Similar Material	4.14%
Miscellaneous Publishing	4.09%
Real Estate Investment Trust	4.03%
Petroleum Refining	3.95%
Fabricated Rubber Products	3.92%
Natural Gas Transmission	3.89%
Computer Communications Equipment	3.88%
Services-Prepackaged Software	3.80%
Retail-Radio TV & Consumer Electronics Stores	3.72%
Crude Petroleum & Natural Gas	3.51%
Electric Services	3.39%
Computer Storage Devices	3.36%
Wholesale-Drugs Proprietaries & Druggists' Sundries	3.12%
Radio & TV Broadcasting & Communications Equipment	3.07%
Money Market Fund	2.87%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2019 and are subject to change.

AMERICAFIRST SEASONAL ROTATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

Shares		Value

COMMON STOCK - 30.25%

Air Cond & Warm Air Heating Equip & Comm & Indl Refrig Equip - 0.38%
85	Lennox International, Inc.	$ 23,375

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.37%
430	TreeHouse Foods, Inc. *	23,263

Commercial Banks - 0.78%
302	Royal Bank of Canada (Canada)	23,979
417	Toronto Dominion Bank (Canada)	24,336
		48,315
Commodity Contracts Brokers & Dealers - 0.40%
6	Seaboard Corp.	24,820

Computer & Office Equipment - 1.19%
1,653	Hewlett Packard Enterprise Co.	24,712
1,222	HP, Inc.	25,405
177	International Business Machines Corp.	24,408
		74,525
Computer Communications Equipment - 0.38%
437	Cisco Systems, Inc.	23,917

Computer Peripheral Equipment - 0.41%
725	Xerox Corp.	25,672

Drawing And Insulating Nonferrous Wire - 0.40%
421	Belden, Inc.	25,079

Electric Lighting & Wiring Equipment - 0.40%
180	Acuity Brands, Inc.	24,824

Electric Services - 0.36%
348	El Paso Electric Co.	22,759

Electric, Gas & Sanitary Services - 0.39%
335	MGE Energy, Inc.	24,482

Electronic Components & Accessories - 0.40%
354	Mercury Systems, Inc. *	24,904

Electronic Computers - 0.33%
406	Dell Technologies, Inc. Class C *	20,625

Food & Kindred Products - 0.38%
441	Mondelez International, Inc. Class A	23,770

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

Hotels & Motels - 0.37%
830	Park Hotels & Resorts, Inc.	$ 22,875

Investment Advice - 0.36%
507	Houlihan Lokey, Inc. Class A	22,577

Motors & Generators - 0.40%
278	Ametek, Inc.	25,254

National Commercial Banks - 2.31%
356	Citigroup, Inc.	24,931
322	Comerica, Inc.	23,390
1,427	Fulton Financial Corp.	23,360
214	JPMorgan Chase & Co.	23,925
368	UMB Financial Corp.	24,222
508	Wells Fargo & Company	24,039
		143,867
Natural Gas Distribution - 1.49%
225	Atmos Energy Corp.	23,751
328	Northwest Natural Holdings Co.	22,796
260	One Gas, Inc.	23,478
272	Spire, Inc.	22,826
		92,851
Natural Gas Transmission - 0.39%
457	National Grid Plc. ADR	24,303

Petroleum Refining - 0.38%
759	Suncor Energy, Inc. (Canada)	23,650

Poultry Slaughtering And Processing - 0.73%
897	Pilgrims Pride Corp. *	22,775
168	Sanderson Farms, Inc.	22,942
		45,717
Radio & TV Broadcasting & Communications Equipment - 0.36%
92	L3 Technologies, Inc.	22,556

Railroads, Line-Haul Operating - 0.37%
116	Norfolk Southern Corp.	23,122

Savings Institution, Federally Chartered - 0.36%
501	E*Trade Financial Corp.	22,345

Security Brokers, Dealers & Flotation Companies - 0.38%
276	Raymond James Financial, Inc.	23,336

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

Services-Business Services - 2.34%
477	CDK Global, Inc.	$ 23,583
919	First Data Corp. Class A *	24,877
153	Global Payments, Inc.	24,500
93	NetEase, Inc. ADR	23,787
123	WEX, Inc. *	25,596
193	Worldpay, Inc. Class A *	23,652
		145,995
Services-Computer Integrated Systems Design - 0.74%
588	Open Text Corp. (Canada)	24,226
405	Verint Systems, Inc. *	21,781
		46,007
Services-Computer Processing & Data Preperation - 2.37%
146	Automatic Data Processing, Inc.	24,138
686	CarGurus, Inc. Class A *	24,771
801	Evertec, Inc. (Puerto Rico)	26,193
491	Five9, Inc. *	25,183
198	RingCentral, Inc. Class A *	22,754
120	Workday, Inc. Class A *	24,670
		147,709
Services-Computer Programming Services - 1.17%
379	Amdocs Ltd. (Guernsey)	23,532
203	Aspen Technologies, Inc. *	25,229
140	EPAM Systems, Inc. *	24,234
		72,995
Services-Management Consulting Services - 0.39%
639	Genpact Ltd. (Bermuda)	24,339

Services-Prepackaged Software - 6.79%
423	Alarm.com Holdings, Inc. *	22,630
365	Cadence Design Systems, Inc. *	25,846
207	Check Point Software Technologies Ltd. (Israel) *	23,931
455	Cornerstone OnDemand, Inc. *	26,358
140	Hubspot, Inc. *	23,873
96	Intuit, Inc.	25,088
1,363	Nuance Communications, Inc. *	21,767
448	Oracle Corp.	25,523
114	Paycom Software, Inc. *	25,846
254	Paylocity Holdings Corp. *	23,830
470	Rapid7, Inc. *	27,185
186	Sap SE ADR	25,445
85	Shopify, Inc. (Canada) *	25,513
207	Splunk, Inc. *	26,030
376	Square, Inc. Class A *	27,271
418	SS&C Technologies Holdings, Inc.	24,081
659	Teradata Corp. *	23,625
The accompanying notes are an integral part of these financial statements.		423,842

AMERICAFIRST SEASONAL ROTATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

State Commercial Banks - 0.77%
682	Citizens Financial Group, Inc.	$ 24,116
1,116	Hilltop Holdings, Inc.	23,737
		47,853
Wholesale-Computer & Peripheral Equipment & Software - 0.41%
246	Tech Data Corp. *	25,732

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 0.42%
387	EnerSys	26,509

Wholesale-Groceries & Related Products - 0.38%
331	Sysco Corp.	23,408

TOTAL COMMON STOCK (Cost $1,880,342) - 30.25%		1,887,172

EXCHANGE TRADED FUND - 57.82%
25,204	iShares 10-20 Year Treasury Bond ETF	3,607,197
TOTAL EXCHANGE TRADED FUND (Cost $3,470,070) - 57.82%		3,607,197

LIMITED PARTNERSHIP - 0.38%

Pipe Lines (No Natural Gas) - 0.38%
849	Holly Energy Partners LP	23,348
TOTAL LIMITED PARTNERSHIP (Cost $23,059) - 0.38%		23,348

REAL ESTATE INVESTMENT TRUSTS - 7.74%
62	Alexander's, Inc.	22,959
502	American Assets Trust, Inc.	23,654
496	American Campus Communities, Inc.	22,896
1,236	Apollo Commercial Real Estate Finance, Inc.	22,730
113	AvalonBay Communities, Inc.	22,959
173	Boston Properties, Inc.	22,317
816	Corporate Office Properties Trust	21,518
701	Equity Commonwealth	22,797
1,260	Host Hotels & Resorts, Inc.	22,957
1,456	Invesco Mortgage Capital, Inc.	23,471
1,300	Kimco Realty Corp.	24,024
296	Lamar Advertising Co. Class A	23,890
482	Liberty Property Trust	24,119
514	LTC Properties, Inc.	23,469
623	Macerich Co.	20,864
928	Outfront Media, Inc.	23,933
1,273	Physicians Realty Trust	22,201
323	Realty Income Corp.	22,277

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - (Continued)
347	Regency Centers Corp.	$ 23,159
106	SBA Communications Corp. *	23,833
141	Simon Property Group, Inc.	22,526
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $488,014) - 7.74%		482,553

MONEY MARKET FUND - 3.90%
243,297	Federated Institutional Prime Obligations Fund - Institutional Class 2.4% **	243,297
TOTAL MONEY MARKET FUND (Cost $243,297) - 3.90%		243,297

INVESTMENTS IN SECURITIES, AT VALUE (Cost $6,104,782) *** - 100.09%		6,243,567

LIABILITIES LESS OTHER ASSETS - (0.09)%		(5,213)

NET ASSETS - 100.00%		$ 6,238,354

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2019.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $6,108,070 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation         $205,571

Gross Unrealized Depreciation            (70,074)

        Net Unrealized Appreciation     $135,497

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

The Fund’s holdings were divided among the following economic industries (Unaudited):

Exchange Traded Fund	57.77%
Real Estate Investment Trusts	7.73%
Services-Prepackaged Software	6.79%
Money Market Fund	3.90%
Services-Computer Processing & Data Preperation	2.37%
Services-Business Services	2.34%
National Commercial Banks	2.30%
Natural Gas Distribution	1.49%
Computer & Office Equipment	1.19%
Services-Computer Programming Services	1.17%
Commercial Banks	0.77%
State Commercial Banks	0.77%
Services-Computer Integrated Systems Design	0.74%
Poultry Slaughtering And Processing	0.73%
Wholesale-Electrical Apparatus & Equipment, Wiring Supplies	0.43%
Computer Peripheral Equipment	0.41%
Motors & Generators	0.41%
Wholesale-Computer & Peripheral Equipment & Software	0.41%
Commodity Contracts Brokers & Dealers	0.40%
Drawing And Insulating Nonferrous Wire	0.40%
Electric Lighting & Wiring Equipment	0.40%
Electronic Components & Accessories	0.40%
Electric, Gas & Sanitary Services	0.39%
Natural Gas Transmission	0.39%
Services-Management Consulting Services	0.39%
Computer Communications Equipment	0.38%
Food & Kindred Products	0.38%
Petroleum Refining	0.38%
Air Cond & Warm Air Heating Equip & Comm & Indl Refrig Equip	0.37%
Canned, Frozen & Preserved Fruit, Veg & Food Specialties	0.37%
Electric Services	0.37%
Hotels & Motels	0.37%
Railroads, Line-Haul Operating	0.37%
Security Brokers, Dealers & Flotation Companies	0.37%
Wholesale-Groceries & Related Products	0.37%
Pipe Lines (No Natural Gas)	0.37%
Investment Advice	0.36%
Radio & TV Broadcasting & Communications Equipment	0.36%
Savings Institution, Federally Chartered	0.36%
Electronic Computers	0.33%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2019 and are subject to change.

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

Shares		Value

COMMON STOCK - 41.14%

Air Transportation, Scheduled - 0.18%
80,929	AMR Corp. (a)	$ 23,469

Aircraft Part & Auxiliary Equipment - 1.01%
277	TransDigm Group, Inc. *	134,013

Beverages - 0.94%
721	Diageo Plc. ADR	124,243

Biological Products (No Diagnostic Substances) - 2.11%
618	Bio-Techne Corp.	128,847
1,762	Repligen Corp. *	151,444
		280,291
Bottled & Canned Soft Drinks Carbonated Waters - 0.92%
410	Coca-Cola Consolidated, Inc.	122,692

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 1.91%
2,032	Lamb Weston Holdings, Inc.	128,747
2,316	TreeHouse Foods, Inc. *	125,296
		254,043
Chemicals & Allied Products - 0.37%
2,680	Basf Aktiengesellschaft ADR	48,910

Cogeneration Services & Small Power Producers - 0.97%
7,684	Aes Corp.	128,784

Commodity Contracts Brokers And Dealers - 0.93%
30	Seaboard Corp.	124,102

Electronic Components & Accessories - 1.00%
1,899	Mercury Systems, Inc. *	133,595

Electronic Computers - 0.99%
1,537	Omnicell, Inc. *	132,228

Fabricated Rubber Products - 1.00%
1,067	West Pharmaceutical Services, Inc.	133,535

Food & Kindred Products - 0.96%
2,374	Mondelez International, Inc. Class A	127,959

Grain Mill Products - 2.83%
2,417	General Mills, Inc.	126,941
1,553	Ingredion, Inc.	128,107
1,165	Post Holdings, Inc. *	121,125
		376,173

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

Hotels & Motels - 0.92%
4,443	Park Hotels & Resorts, Inc.	$ 122,449

Natural Gas Transmission - 0.97%
2,419	National Grid Plc. ADR	128,642

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.85%
4,033	Wright Medical Group N.V. (Amsterdam) *	120,264
1,071	Zimmer Biomet Holdings, Inc.	126,100
		246,364
Pharmaceutical Preparations - 9.31%
1,617	Abbott Laboratories	135,990
994	Allergan Plc. (Ireland)	166,425
1,831	Alnylam Pharmaceuticals, Inc. *	132,857
1,886	Ionis Pharmaceuticals, Inc. *	121,213
931	Johnson & Johnson	129,670
1,525	Merck & Co., Inc.	127,871
7,121	Mylan N.V. (United Kingdom) *	135,584
1,065	Sarepta Therapeutics, Inc. *	161,827
13,754	Teva Pharmaceutical Industries Ltd. ADR *	126,949
		1,238,386
Poultry Slaughtering And Processing - 1.84%
4,823	Pilgrims Pride Corp. *	122,456
893	Sanderson Farms, Inc.	121,948
		244,404
Search, Detection, Navigation, Guidance, Aeronautical Sys - 1.07%
519	Teledyne Technologies, Inc. *	142,138

Services-Business Services - 0.98%
4,043	HMS Holdings, Corp. *	130,953

Services-Commercial Physical & Biological Research - 1.05%
1,406	PRA Health Sciences, Inc. *	139,405

Services-General Medical & Surgical Hospitals - 1.01%
995	HCA Healthcare, Inc.	134,494

Services-Home Health Care Services - 1.01%
1,107	Amedisys, Inc. *	134,401

Services-Misc Health & Allied Services - 1.14%
2,702	Davita, Inc. *	152,015

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.86%
1,611	Church & Dwight Co., Inc.	117,700
1,179	Procter & Gamble Co.	129,277
		246,977

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

Wholesale-Drugs Proprietaries & Druggists' Sundries - 1.01%
2,852	Cardinal Health, Inc.	$ 134,329

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.00%
2,778	Hologic, Inc. *	133,400

TOTAL COMMON STOCK (Cost $5,638,628) - 41.14%		5,472,394

EXCHANGE TRADED FUNDS - 46.21%
17,341	Invesco CurrencyShares Japanese Yen Trust *	1,531,904
58,448	Invesco DB US Dollar Bullish Fund	1,517,894
13,860	iShares Core U.S. Aggregate Bond ETF	1,543,311
27,102	Vanguard Total International Bond ETF	1,552,945
TOTAL EXCHANGE TRADED FUNDS (Cost $6,029,634) - 46.21%		6,146,054

REAL ESTATE INVESTMENT TRUSTS - 7.30%
929	Boston Properties, Inc.	119,841
6,999	Kimco Realty Corp.	129,341
1,582	Lamar Advertising Co. Class A	127,683
3,335	Macerich Co.	111,689
6,745	Physicians Realty Trust	117,633
1,716	Realty Income Corp.	118,353
757	Simon Property Group, Inc.	120,938
9,856	Two Harbors Investment Corp.	124,876
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $987,299) - 7.30%		970,354

VENTURE CAPITAL FUND - 4.09%
-	Moneta Ventures Fund II L.P. * (b)(c)	543,394
TOTAL VENTURE CAPITAL FUND (Cost $464,396) - 4.09%		543,394

MONEY MARKET FUND - 1.21%
160,854	Federated Institutional Prime Obligations Fund - Institutional Class 2.4% **	160,854
TOTAL MONEY MARKET FUND (Cost $160,854) - 1.21%		160,854

INVESTMENTS IN SECURITIES, AT VALUE (Cost $13,280,811) *** - 99.95%		13,293,050

OTHER ASSETS LESS LIABILITIES - 0.05%		6,739

NET ASSETS - 100.00%		$ 13,299,789

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2019.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $13,346,195 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                  $547,933

Gross Unrealized Depreciation                  (601,078)

       Net Unrealized Depreciation              $ (53,145)

(a) Indicates an illiquid and fair valued security.

(b) Represents investment in a non-unitized venture capital fund.  Accordingly, share quantity is not applicable.

(c) Investment in private venture capital fund valued at net asset value per share (practical expedient) as of June 30, 2019.  As the Trust owns 5% of the private venture capital fund, it is considered an investment in an affiliate.  See Note 3.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

The Fund’s holdings were divided among the following economic industries (Unaudited):

Exchange Traded Funds	46.24%
Pharmaceutical Preparations	9.32%
Real Estate Investment Trusts	7.30%
Venture Capital Funds	4.09%
Grain Mill Products	2.83%
Biological Products (No Diagnostic Substances)	2.11%
Canned, Frozen & Preserved Fruit, Veg & Food Specialties	1.91%
Orthopedic, Prosthetic & Surgical Appliances & Supplies	1.85%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics	1.86%
Poultry Slaughtering And Processing	1.84%
Money Market Fund	1.21%
Services-Misc Health & Allied Services	1.14%
Search, Detection, Navigation, Guidance, Aeronautical Sys	1.07%
Services-Commercial Physical & Biological Research	1.05%
Services-General Medical & Surgical Hospitals	1.01%
Services-Home Health Care Services	1.01%
Wholesale-Drugs Proprietaries & Druggists' Sundries	1.01%
Aircraft Part & Auxiliary Equipment	1.01%
Electronic Components & Accessories	1.01%
Fabricated Rubber Products	1.00%
X-Ray Apparatus & Tubes & Related Irradiation Apparatus	1.00%
Electronic Computers	0.99%
Services-Business Services	0.99%
Cogeneration Services & Small Power Producers	0.97%
Food & Kindred Products	0.96%
Natural Gas Transmission	0.97%
Beverages	0.93%
Commodity Contracts Brokers And Dealers	0.93%
Bottled & Canned Soft Drinks Carbonated Waters	0.92%
Hotels & Motels	0.92%
Chemicals & Allied Products	0.37%
Air Transportation, Scheduled	0.18%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2019 and are subject to change.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

Shares/Par		Value

COMMON STOCK - 45.54%

Cigarettes - 2.81%
33,137	Vector Group Ltd.	$ 323,086

Commercial Banks, Nec - 3.81%
19,979	Banco Bilbao Vizcaya Argentaria, S.A. ADR	111,083
15,659	Foreign Trade Bank Of Latin America, Inc. Class E (Panama)	326,177
		437,260
Deep Sea Foreign Transportation Of Freight - 0.98%
9,014	Ship Finance International Ltd. (Bermuda)	112,765

Food & Kindred Products - 2.54%
14,048	B&G Foods, Inc.	292,198

Household Furniture - 3.20%
19,200	Compass Diversified Holdings	366,912

Investment Advice - 0.97%
7,936	New Mountain Finance Corp.	110,866

Miscellaneous Business Credit Institutions - 8.59%
7,095	Apollo Investment Corp.	112,101
6,324	Ares Capital Corp.	113,453
18,697	FS KKR Capital Corp.	111,434
24,687	Hercules Capital, Inc.	316,487
50,948	Prospect Capital Corp.	332,690
		986,165
Natural Gas Transmission - 2.76%
8,077	Targa Resources Corp.	317,103

Retail-Computer & Computer Software Stores - 1.97%
41,379	GameStop Corp.	226,343

Retail-Department Stores - 2.80%
14,969	Macy's, Inc.	321,235

Retail-Jewelry Stores - 3.45%
22,135	Signet Jewelers Ltd. (United Kingdom)	395,774

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.04%
66,830	BGC Partners, Inc. Class A	349,521

Services-Advertising - 2.73%
47,750	National CineMedia, Inc.	313,240

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares/Par		Value

Telephone Communications (No Radio Telephone) - 2.06%
8,582	BT Group Plc. ADR	$ 109,592
10,797	Centurylink, Inc.	126,973
		236,565
Wholesale-Petroleum Products (No Bulk Stations) - 3.83%
10,837	Macquarie Infrastructure Corp.	439,332

TOTAL COMMON STOCK (Cost $5,339,318) - 45.54%		5,228,365

CORPORATE BONDS - 4.55%

Electric & Other Services Combined - 0.38%
$ 42,007	RGS AEGCO Funding Corp., 9.810%, 12/7/2020	43,647

Security Brokers, Dealers & Flotation Companies - 4.17%
500,000	Citigroup Global Markets Holdings, Inc., 10.50%, 2/8/2034 (USISDA30-USISDA02) **	479,200

TOTAL CORPORATE BONDS (Cost $545,440) - 4.55%		522,847

EXCHANGE TRADED FUNDS - 17.27%
5,602	Invesco CurrencyShares Japanese Yen Trust *	494,881
18,839	Invesco DB U.S. Dollar Index Bullish Fund	489,249
4,478	iShares Core U.S. Aggregate Bond ETF	498,625
8,732	Vanguard Total International Bond ETF	500,344
TOTAL EXCHANGE TRADED FUNDS (Cost $1,944,412) - 17.27%		1,983,099

FOREIGN GOVERNMENT AGENCIES & OBLIGATION - 0.07%

Foreign Government Bond - 0.07%
$ 7,500	Indonesia Rep, 9.30%, 7/01/2020 (Indonesia)	7,798

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATION (Cost $7,736) - 0.07%		7,798

LIMITED PARTNERSHIPS - 8.64%

Bituminous Coal & Lignite Surface Mining - 0.95%
6,440	Alliance Resource Partners LP	109,351

Crude Petroleum & Natural Gas - 2.83%
17,717	Dorchester Minerals LP	324,398

Pipe Lines (No Natural Gas) - 3.83%
15,974	Holly Energy Partners LP	439,285

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares/Par		Value

Retail-Miscellaneous Retail - 1.03%
4,854	Suburban Propane Partners LP	$ 117,904

TOTAL LIMITED PARTNERSHIPS (Cost $989,020) - 8.64%		990,938

REAL ESTATE INVESTMENT TRUSTS - 19.71%
6,025	Apollo Commercial Real Estate Finance, Inc.	110,800
71,464	Ashford Hospitality Trust, Inc.	212,248
17,064	Chimera Investment Corp.	321,998
20,066	CoreCivic, Inc.	416,570
5,165	Geo Group, Inc.	108,517
5,574	KKR Real Estate Finance Trust, Inc.	111,034
18,138	New York Mortgage Trust, Inc.	112,456
9,062	Omega Healthcare Investors, Inc.	333,028
5,282	PennyMac Mortgage Investment Trust	115,306
6,955	Redwood Trust, Inc.	114,966
18,869	Tanger Factory Outlet Centers, Inc.	305,866
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,367,319) - 19.71%		2,262,789

MONEY MARKET FUND - 3.53%
405,180	Federated Institutional Prime Obligations Fund - Institutional Class 2.4% **	405,180
TOTAL MONEY MARKET FUND (Cost $405,180) - 3.53%		$ 405,180

INVESTMENTS IN SECURITIES, AT VALUE (Cost $11,598,425) *** - 99.31%		$ 11,401,016

OTHER ASSETS LESS LIABILITIES - 0.69%		79,681

NET ASSETS - 100.00%		$ 11,480,697

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2019.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $11,646,809 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                 $   198,928

Gross Unrealized Depreciation                     (444,721)

       Net Unrealized Depreciation              $  (245,793)

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

The Fund’s holdings were divided among the following economic industries (Unaudited):

Real Estate Investment Trusts	19.85%
Exchange Traded Funds	17.39%
Miscellaneous Business Credit Institutions	8.65%
Security Brokers, Dealers & Flotation Companies	4.20%
Wholesale-Petroleum Products (No Bulk Stations)	3.85%
Pipe Lines (No Natural Gas)	3.85%
Commercial Banks, Nec	3.84%
Money Market Fund	3.56%
Retail-Jewelry Stores	3.47%
Household Furniture	3.22%
Security & Commodity Brokers, Dealers, Exchanges & Services	3.07%
Crude Petroleum & Natural Gas	2.85%
Cigarettes	2.83%
Retail-Department Stores	2.82%
Natural Gas Transmission	2.78%
Services-Advertising	2.75%
Food & Kindred Products	2.56%
Telephone Communications (No Radio Telephone)	2.07%
Retail-Computer & Computer Software Stores	1.99%
Retail-Miscellaneous Retail	1.03%
Deep Sea Foreign Transportation Of Freight	0.99%
Investment Advice	0.97%
Bituminous Coal & Lignite Surface Mining	0.96%
Electric & Other Services Combined	0.38%
Foreign Government Bonds	0.07%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2019 and are subject to change.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2019

	Defensive Growth Fund	Large Cap Share Buyback Fund	Seasonal Rotation Fund	Tactical Alpha Fund	Income Fund
Assets:
Investments in Securities, at Value (Cost $6,761,113; $7,281,137; $6,104,782; $12,816,415; and $11,598,425, respectively)	$ 6,997,669	$ 7,646,160	$ 6,243,567	$ 12,749,656	$11,401,016

Investments in Affiliates, at Value (Cost $371,517; $0; $0; $464,396; $0, respectively)	434,715	-	-	543,394	-
Cash	110	272	-	-	-
Receivables:
Dividends & Interest	6,285	13,493	5,074	13,876	61,692
Shareholder Subscriptions	-	-	-	149	-
Due from Adviser	1,061	21,831	-	-	20,950
Prepaid Expenses	18,519	21,395	11,745	18,165	18,096
Total Assets	7,458,359	7,703,151	6,260,386	13,325,240	11,501,754
Liabilities:
Payables:
Advisory Fees	-	-	2,279	1,145	-
Shareholder Redemptions	12,500	-	-	160	90
Administration Fees	2,393	2,517	2,265	3,314	3,513
Distribution (12b-1) Fees	461	1,886	1,318	3,164	832
Trustee Fees	734	631	527	1,155	1,108
Servicing Fees	82	19	264	226	143
Accrued Expenses	15,716	12,655	15,379	16,287	15,371
Total Liabilities	31,886	17,708	22,032	25,451	21,057
Net Assets	$ 7,426,473	$ 7,685,443	$ 6,238,354	$ 13,299,789	$11,480,697

Net Assets Consist of:
Paid In Capital	$ 16,956,031	$ 7,688,283	$ 6,944,305	$ 25,375,465	$21,405,349
Accumulated Earnings (Deficit)	(9,529,558)	(2,840)	(705,951)	(12,075,676)	(9,924,652)
Net Assets	$ 7,426,473	$ 7,685,443	$ 6,238,354	$ 13,299,789	$11,480,697

Class A Shares
Net Assets	$ 3,278,908	$ 4,358,226	$ 1,597,336	$ 5,698,537	$ 5,582,739
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	338,670	379,404	150,170	436,662	910,357
Net asset value per share	$ 9.68	$ 11.49	$ 10.64	$ 13.05	$ 6.13
Short-term Redemption Price Per Share (d)	$ 9.58	$ 11.38	$ 10.53	$ 12.92	$ 6.07
Maximum offering price per share (b)	$ 10.19	$ 12.09	$ 11.20	$ 13.74	$ 6.39

Class I Shares
Net Assets	$ 2,369,089	$ 2,274,271	$ 3,642,279	$ 1,258,767	$ 3,195,039
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	230,059	194,695	334,040	90,137	504,602
Net asset value and offering price per share	$ 10.30	$ 11.68	$ 10.90	$ 13.97	$ 6.33
Minimum Redemption price per share (a)	$ 10.20	$ 11.56	$ 10.79	$ 13.83	$ 6.27

Class U Shares
Net Assets	$ 1,778,476	$ 1,052,946	$ 998,739	$ 6,342,485	$ 2,702,919
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	192,596	92,850	96,515	508,067	437,507
Net asset value per share	$ 9.23	$ 11.34	$ 10.35	$ 12.48	$ 6.18
Minimum Redemption price per share (a)	$ 9.14	$ 11.23	$ 10.25	$ 12.36	$ 6.12
Short-term Redemption Price Per Share (d)	$ 9.14	$ 11.23	$ 10.25	$ 12.36	$ 6.12
Maximum offering price per share (c)	$ 9.47	$ 11.63	$ 10.62	$ 12.80	$ 6.31

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 5.00%; 5.00%; and 4.00%, respectively.

(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; 2.50%; and 2.00%, respectively.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2019

(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENT OF OPERATIONS

For the year ended June 30, 2019

Investment Income:	Defensive Growth Fund	Large Cap Share Buyback Fund	Seasonal Rotation Fund	Tactical Alpha Fund	Income Fund
Dividend Income (net of foreign tax withholding: $33; $0; $0; $2,243; and $1,920, respectively)	$ 140,734	$ 106,081	$ 85,437	$ 162,172	$ 453,694
Interest Income	5,607	6,836	108,827	5,568	297,586
Total Investment Income	146,341	112,917	194,264	167,740	751,280

Expenses:
Advisory Fees	140,360	85,737	86,756	105,574	161,904
Distribution (12b-1) Fees:
Class A	6,964	4,793	3,161	2,660	11,671
Class U	15,505	5,685	9,037	30,131	24,361
Transfer Agent & Administration Fees	33,697	27,418	27,714	31,880	38,824
Shareholder Service Fees	3,387	1,182	3,836	4,642	10,291
Chief Compliance Officer Fees	8,084	8,084	8,084	8,085	8,084
Registration Fees	25,695	39,792	14,836	16,173	25,721
Audit Fees	14,501	14,000	14,249	15,250	14,000
Legal Fees	14,554	10,740	10,829	14,359	20,743
Insurance Fees	9,148	1,966	5,448	4,983	7,703
Miscellaneous Fees	5,826	5,797	4,851	6,259	7,175
Custodial Fees	10,392	6,025	5,801	6,533	6,014
Trustees Fees	3,320	2,665	2,458	3,148	4,986
Printing and Mailing	4,639	3,301	3,558	5,577	9,403
Interest Expense	41,181	-	-	-	-
Short Sale Borrowing Expense	9,466	-	-	-	-
Dividend Expense on Securities Sold Short	15,160	-	-	-	-
Total Expenses	361,879	217,185	200,618	255,254	350,880
Fees Waived by the Adviser	(57,612)	(84,879)	(51,541)	(6,593)	(60,877)
Net Expenses	304,267	132,306	149,077	248,661	290,003

Net Investment Income (Loss)	(157,926)	(19,389)	45,187	(80,921)	461,277

Net Realized Gain (Loss) on:
Investments in Securities	472,510	(171,841)	(588,341)	(31,208)	(1,121,738)
Securities Sold Short	(268,272)	-	-	-	-
Net Realized Gain (Loss)	204,238	(171,841)	(588,341)	(31,208)	(1,121,738)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Securities	(292,072)	314,728	(15,198)	(64,610)	(227,547)
Investments in Affiliates	17,925	-	-	45,485	-
Securities Sold Short	323,584	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	49,437	314,728	(15,198)	(19,125)	(227,547)

Net Realized and Unrealized Gain (Loss)	253,675	142,887	(603,539)	(50,333)	(1,349,285)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 95,749	$ 123,498	$(558,352)	$(131,254)	$(888,008)

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2019	6/30/2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (157,926)	$ (322,607)
Net Realized Gain (Loss) on Investments in Securities, and Securities Sold Short	204,238	(755,743)
Net Change in Unrealized Depreciation on Investments in Securities, and Securities Sold Short	49,437	(635,118)
Net Increase (Decrease) in Net Assets Resulting from Operations	95,749	(1,713,468)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	193,883	431,209
Class I	185,097	443,236
Class U	6,260	7,050
Cost of Shares Redeemed:
Class A	(2,142,575)	(7,003,622)
Class I	(1,955,629)	(9,936,246)
Class U	(885,073)	(2,893,536)
Redemption Fees	53	1,626
Net Decrease in Net Assets from Capital Share Transactions	(4,597,984)	(18,950,283)

Net Decrease in Net Assets	(4,502,235)	(20,663,751)

Net Assets:
Beginning of Year	11,928,708	32,592,459
End of Year
	$ 7,426,473	$ 11,928,708*

Share Activity
Class A:
Shares Sold	19,485	43,265
Shares Redeemed	(224,778)	(686,767)
Net Decrease in Shares of Beneficial Interest Outstanding	(205,293)	(643,502)

Class I:
Shares Sold	17,695	40,852
Shares Redeemed	(189,364)	(936,522)
Net Decrease in Shares of Beneficial Interest Outstanding	(171,669)	(895,670)

Class U:
Shares Sold	680	724
Shares Redeemed	(94,758)	(295,208)
Net Decrease in Shares of Beneficial Interest Outstanding	(94,078)	(294,484)

* Includes Undistributed Net Investment Income of $151,978.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2019	6/30/2018
Increase in Net Assets Resulting From Operations:
Net Investment Loss	$ (19,389)	$ (21,534)
Net Realized Gain (Loss) on Investments in Securities	(171,841)	259,512
Net Change in Unrealized Appreciation on Investments in Securities	314,728	4,947
Net Increase in Net Assets Resulting from Operations	123,498	242,925

Distributions to Shareholders:
Distributions	(377,550)	(18,160)**
Total Distributions Paid to Shareholders	(377,550)	(18,160)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	2,611,233	876,308
Class I	2,406,712	1,946,153
Class U	787,106	316,366
Reinvestment of Distributions:
Class A	123,572	14,249
Class I	172,626	2,437
Class U	27,567	36
Cost of Shares Redeemed:
Class A	(515,636)	(485,765)
Class I	(2,140,347)	(189,760)
Class U	(157,257)	(100)
Redemption Fees	1,648	542
Net Increase in Net Assets from Capital Share Transactions	3,317,224	2,480,466

Net Increase in Net Assets	3,063,172	2,705,231

Net Assets:
Beginning of Year	4,622,271	1,917,040
End of Year
	$ 7,685,443	$ 4,622,271*

Share Activity
Class A:
Shares Sold	226,853	79,691
Shares Reinvested	11,614	1,273
Shares Redeemed	(45,066)	(42,777)
Net Increase in Shares of Beneficial Interest Outstanding	193,401	38,187

Class I:
Shares Sold	201,850	166,461
Shares Reinvested	16,008	216
Shares Redeemed	(206,133)	(16,696)
Net Increase in Shares of Beneficial Interest Outstanding	11,725	149,981

Class U:
Shares Sold	70,701	27,602
Shares Reinvested	2,613	36
Shares Redeemed	(13,345)	(100)
Net Increase in Shares of Beneficial Interest Outstanding	59,969	27,538

* Includes Accumulated Net Investment Loss of $(13,384).

** For the year ended June 30, 2018, total distributions consisted of distributions from net realized capital gains of $18,160.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2019	6/30/2018
Decrease in Net Assets Resulting From Operations:
Net Investment Income	$ 45,187	$ 8,599
Net Realized Loss on Investments in Securities	(588,341)	(233,027)
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities	(15,198)	147,753
Net Decrease in Net Assets Resulting from Operations	(558,352)	(76,675)

Distributions to Shareholders:
Distributions	(49,868)	(42,913)**
Total Distributions Paid to Shareholders	(49,868)	(42,913)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	143,878	266,613
Class I	662,113	964,712
Class U	-	182,811
Reinvestment of Distributions:
Class A	12,435	10,409
Class I	13,071	10,721
Class U	10,080	10,941
Cost of Shares Redeemed:
Class A	(569,174)	(744,839)
Class I	(1,261,179)	(592,875)
Class U	(382,423)	(1,388,230)
Redemption Fees	-	345
Net Decrease in Net Assets from Capital Share Transactions	(1,371,199)	(1,279,392)

Net Decrease in Net Assets	(1,979,419)	(1,398,980)

Net Assets:
Beginning of Year	8,217,773	9,616,753
End of Year
	$ 6,238,354	$8,217,773*

Share Activity
Class A:
Shares Sold	13,654	22,849
Shares Reinvested	1,255	858
Shares Redeemed	(54,335)	(64,640)
Net Decrease in Shares of Beneficial Interest Outstanding	(39,426)	(40,933)

Class I:
Shares Sold	60,897	81,952
Shares Reinvested	1,299	875
Shares Redeemed	(121,674)	(50,504)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(59,478)	32,323

Class U:
Shares Sold	-	15,797
Shares Reinvested	1,042	919
Shares Redeemed	(36,921)	(123,080)
Net Decrease in Shares of Beneficial Interest Outstanding	(35,879)	(106,364)

* Includes Accumulated Net Investment Loss of $(9,198).

** For the year ended June 30, 2018, total distributions consisted of distributions from net realized capital gains of $42,913.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2019	6/30/2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (80,921)	$ (61,484)
Net Realized Gain (Loss) on Investments in Securities, and Securities Sold Short	(31,208)	481,145
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities, and Securities Sold Short	(19,125)	211,608
Net Increase (Decrease) in Net Assets Resulting from Operations	(131,254)	631,269

Capital Share Transactions:

Tax Free Exchange from AmericaFirst Quantitative Fund: **
Class A	2,819,556	-
Class I	266,938	-
Class U	4,224,621	-
Proceeds from Sale of Shares:
Class A	350,206	479,082
Class I	1,572,678	645,863
Class U	37,151	179,142
Cost of Shares Redeemed:
Class A	(1,014,452)	(1,380,846)
Class I	(1,509,450)	(83,173)
Class U	(592,519)	(1,088,809)
Redemption Fees	1,636	18
Net Increase (Decrease) in Net Assets from Capital Share Transactions	6,156,365	(1,248,723)

Net Increase (Decrease) in Net Assets	6,025,111	(617,454)

Net Assets:
Beginning of Year	7,274,678	7,892,132
End of Year
	$ 13,299,789	$ 7,274,678*

Share Activity
Class A:
Tax Free Exchange from AmericaFirst Quantitative Fund:	222,538	-
Shares Sold	26,582	36,855
Shares Redeemed	(79,791)	(108,919)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	169,329	(72,064)

Class I:
Tax Free Exchange from AmericaFirst Quantitative Fund:	19,759	-
Shares Sold	112,973	47,021
Shares Redeemed	(112,569)	(6,294)
Net Increase in Shares of Beneficial Interest Outstanding	20,163	40,727

Class U:
Tax Free Exchange from AmericaFirst Quantitative Fund:	347,992	-
Shares Sold	3,047	14,470
Shares Redeemed	(48,423)	(88,711)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	302,616	(74,241)

* Includes Accumulated Net Investment Loss of $(50,127)

** Refer to Note 1 for details of the tax free merger.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2019	6/30/2018
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$ 461,277	$ 465,819
Net Realized Loss on Investments in Securities	(1,121,738)	(173,549)
Net Change in Unrealized Depreciation on Investments in Securities	(227,547)	(262,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	(888,008)	30,256

Distributions to Shareholders:
Distributions	(397,471)	(428,258)**
Return of Capital	(457,999)	(368,875)
Total Distributions Paid to Shareholders	(855,470)	(797,133)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	2,012,279	2,215,430
Class I	2,292,035	1,830,193
Class U	510,939	537,705
Reinvestment of Distributions:
Class A	315,184	302,275
Class I	229,080	154,538
Class U	138,846	135,928
Cost of Shares Redeemed:
Class A	(2,263,812)	(2,692,933)
Class I	(2,220,907)	(1,611,199)
Class U	(552,785)	(1,856,372)
Redemption Fees	448	250
Net Increase (Decrease) in Net Assets from Capital Share Transactions	461,307	(984,185)

Net Decrease in Net Assets	(1,282,171)	(1,751,062)

Net Assets:
Beginning of Year	12,762,868	14,513,930
End of Year
	$ 11,480,697	$ 12,762,868*

Share Activity
Class A:
Shares Sold	300,341	307,809
Shares Reinvested	48,614	42,363
Shares Redeemed	(351,759)	(376,678)
Net Decrease in Shares of Beneficial Interest Outstanding	(2,804)	(26,506)

Class I:
Shares Sold	324,656	250,270
Shares Reinvested	34,287	21,174
Shares Redeemed	(326,036)	(223,920)
Net Increase in Shares of Beneficial Interest Outstanding	32,907	47,524

Class U:
Shares Sold	74,728	74,975
Shares Reinvested	21,311	18,945
Shares Redeemed	(82,537)	(255,953)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	13,502	(162,033)

* Includes Undistributed Net Investment Income of $0

** For the year ended June 30, 2018, total distributions consisted of distributions from net investment income of $428,258.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 9.59	$ 10.47	$ 11.30	$ 11.99	$ 12.53

From Investment Operations:
Net Investment Loss *	(0.17)	(0.17)	(0.12)	(0.11)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	0.26	(0.71)	(0.70)	(0.50)	0.97
Total from Investment Operations	0.09	(0.88)	(0.82)	(0.61)	0.85

Distributions from:
Net Realized Gain	-	-	(0.01)	(0.08)	(1.39)
Total Distributions	-	-	(0.01)	(0.08)	(1.39)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 9.68	$ 9.59	$ 10.47	$ 11.30	$ 11.99

Total Return (a)	0.94%	(8.40)%	(7.26)%***	(5.12)%***	7.23%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,279	$ 5,216	$ 12,430	$ 31,273	$ 21,040
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.79%	3.12%	3.02%**	3.11%**	3.18%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.23)%	(1.75)%	(1.18)%**	(1.00)%**	(1.04)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.31%	3.02%	3.02%**	3.07%**	3.13%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.75)%	(1.66)%	(1.18)%**	(0.96)%**	(0.99)%
Portfolio Turnover	496.34%	1020.14%	341.27%	118.13%	254.20%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.70%, 0.44%, 0.36%, 0.58%, and 0.68%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.99)% and (5.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 10.15	$ 11.02	$ 11.86	$ 12.45	$ 12.82

From Investment Operations:
Net Investment Income (Loss) *	(0.13)	(0.12)	(0.10)	(0.01)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.28	(0.75)	(0.73)	(0.50)	1.00
Total from Investment Operations	0.15	(0.87)	(0.83)	(0.51)	1.02

Distributions from:
Net Realized Gain	-	-	(0.01)	(0.08)	(1.39)
Total Distributions	-	-	(0.01)	(0.08)	(1.39)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 10.30	$ 10.15	$ 11.02	$ 11.86	$ 12.45

Total Return (a)	1.48%	(7.89)%	(7.00)%***	(4.12)%***	8.45%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,369	$ 4,077	$ 14,302	$ 44,161	$ 33,660
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.61%	2.88%	2.74%**	2.62%**	2.67%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.04)%	(1.51)%	(0.97)%**	(0.56)%**	(0.47)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.80%	2.53%	2.66%**	2.13%**	2.07%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)(e)	(1.23)%	(1.16)%	(0.89)%**	(0.07)%**	0.13%
Portfolio Turnover	496.34%	1020.14%	341.27%	118.13%	254.20%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.70%, 0.44%, 0.37%, 0.58%, and 0.68%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.28% year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.74)% and (4.03)%., respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 9.19	$ 10.09	$ 10.96	$ 11.69	$ 12.31

From Investment Operations:
Net Investment Loss *	(0.21)	(0.21)	(0.19)	(0.17)	(0.18)
Net Realized and Unrealized Gain (Loss) on Investments	0.25	(0.69)	(0.67)	(0.48)	0.95
Total from Investment Operations	0.04	(0.90)	(0.86)	(0.65)	0.77

Distributions from:
Net Realized Gain	-	-	(0.01)	(0.08)	(1.39)
Total Distributions	-	-	(0.01)	(0.08)	(1.39)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 9.23	$ 9.19	$ 10.09	$ 10.96	$ 11.69

Total Return (a)	0.44%	(8.92)%	(7.85)%***	(5.59)%***	6.68%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,778	$ 2,636	$ 5,861	$ 17,238	$ 13,687
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	4.41%	3.87%	3.75%**	3.63%**	3.67%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.84)%	(2.50)%	(1.96)%**	(1.56)%**	(1.56)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.81%	3.53%	3.67%**	3.57%**	3.62%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.23)%	(2.16)%	(1.88)%**	(1.51)%**	(1.51)%
Portfolio Turnover	496.34%	1020.14%	341.27%	118.13%	254.20%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.70%, 0.44%, 0.35%, 0.58%, and 0.68%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (7.57)% and (5.50)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period or year presented.

	Year Ended	Year Ended	Period Ended(d)
	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 11.44	$ 10.29	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.04)	(0.11)	(0.19)
Net Realized and Unrealized Gain on Investments	0.65	1.34	0.48
Total from Investment Operations	0.61	1.23	0.29

Distributions from:
Net Realized Gain	(0.56)	(0.08)	-
Total Distributions	(0.56)	(0.08)	-

Paid in Capital From Redemption Fees (c) *	-	-	-

Net Asset Value, at End of Period/Year	$ 11.49	$ 11.44	$ 10.29

Total Return (a)	5.72%	11.94%	2.90%***(f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 4,358	$ 2,129	$ 1,521
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.18%	4.26%	12.14%**(e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.53)%	(2.94)%	(10.70)%**(e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	1.96%	2.35%	5.92%**(e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(0.31)%	(1.02)%	(4.49)%**(e)
Portfolio Turnover	164.13%	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 4.73%.

(g) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

**  Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period or year presented.

	Year Ended	Year Ended	Period Ended(d)
	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 11.59	$ 10.33	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.00)(c)	(0.01)	(0.20)
Net Realized and Unrealized Gain on Investments	0.65	1.35	0.53
Total from Investment Operations	0.65	1.34	0.33

Distributions from:
Net Realized Gain	(0.56)	(0.08)	-
Total Distributions	(0.56)	(0.08)	-

Paid in Capital From Redemption Fees (c) *	-	-	-

Net Asset Value, at End of Period/Year	$ 11.68	$ 11.59	$ 10.33

Total Return (a)	5.99%	12.97%	3.30%***(f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 2,274	$ 2,120	$ 341
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.91%	3.58%	15.47%**(e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.29)%	(2.29)%	(13.91)%**(e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	1.66%	1.34%	6.44%**(e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(0.04)%	(0.07)%	(4.89)%**(e)
Portfolio Turnover	164.13%	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.  Excluding these expenses, total return would have been 5.66%.

(g) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

**  Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period or year presented.

	Year Ended	Year Ended	Period Ended(d)
	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 11.36	$ 10.28	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.11)	(0.17)	(0.26)
Net Realized and Unrealized Gain on Investments	0.65	1.33	0.54
Total from Investment Operations	0.54	1.16	0.28

Distributions from:
Net Realized Gain	(0.56)	(0.08)	-
Total Distributions	(0.56)	(0.08)	-

Paid in Capital From Redemption Fees (c) *	-	-	-

Net Asset Value, at End of Period/Year	$ 11.34	$ 11.36	$ 10.28

Total Return (a)	5.12%	11.27%	2.80%***(f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,053	$ 374	$ 55
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.92%	4.51%	16.00%**(e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(2.24)%	(3.26)%	(14.52)%**(e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.68%	2.80%	7.84%**(e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.00)%	(1.55)%	(6.36)%**(e)
Portfolio Turnover	164.13%	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 5.23%.

(g) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

**  Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 11.43	$ 11.60	$ 10.08	$ 10.06	$ 10.37

From Investment Operations:
Net Investment Income (Loss) *	0.02	(0.02)	(0.11)	(0.03)	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.74)	(0.10)	1.63	0.07(d)	(0.29)
Total from Investment Operations	(0.72)	(0.12)	1.52	0.04	(0.24)

Distributions from:
Net Investment Income	(0.07)	-	-	-	-
Net Realized Gains	-	(0.05)	-	(0.02)	(0.07)
Total from Distributions	(0.07)	(0.05)	-	(0.02)	(0.07)

Paid in Capital From Redemption Fees *	-	- (c)	-	- (c)	- (c)

Net Asset Value, at End of Year	$ 10.64	$ 11.43	$ 11.60	$ 10.08	$ 10.06

Total Return (a)	(6.22)%	(1.03)%	15.08%***	0.42%***	(2.36)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,597	$ 2,168	$ 2,673	$ 2,759	$ 3,934
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	2.87%	2.73%	3.89%**	3.57%**	2.74%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	(0.07)%	(0.33)%	(1.96)%**	(1.32)%**	0.19%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	2.61%	2.58%	2.95%**	2.60%**	2.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	0.19%	(0.18)%	(1.02)%**	(0.34)%**	0.48%
Portfolio Turnover	496.90%	356.75%	426.81%	445.44%	429.87%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(e) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.09%, and 0.00%, respectively.

(f) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 15.58% and 0.50%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 11.61	$ 11.67	$ 10.10	$ 10.11	$ 10.41

From Investment Operations:
Net Investment Income (Loss) *	0.12	0.08	(0.06)	0.03	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.76)	(0.09)	1.63	0.06(d)	(0.33)
Total from Investment Operations	(0.64)	(0.01)	1.57	0.09	(0.20)

Distributions from:
Net Investment Income	(0.07)	-	-	-	-
Net Realized Gains	-	(0.05)	-	(0.10)	(0.10)
Total Distributions	(0.07)	(0.05)	-	(0.10)	(0.10)

Paid in Capital From Redemption Fees *	-	- (c)	-	- (c)	- (c)

Net Asset Value, at End of Year	$ 10.90	$ 11.61	$ 11.67	$ 10.10	$ 10.11

Total Return (a)	(5.45)%	(0.08)%	15.54%***	0.93%***	(1.93)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,642	$ 4,567	$ 4,217	$ 3,737	$ 9,712
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	2.73%	2.48%	3.65%**	3.01%**	2.22%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	0.06%	(0.08)%	(1.72)%**	(0.52)%**	1.02%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	1.66%	1.75%	2.44%**	2.10%**	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	1.14%	0.65%	(0.52)%**	0.39%**	1.29%
Portfolio Turnover	496.90%	356.75%	426.81%	445.44%	429.87%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(e) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.09%, and 0.00%, respectively.

(f) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 15.99% and 1.01%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 11.20	$ 11.42	$ 9.98	$ 10.00	$ 10.34

From Investment Operations:
Net Investment Income (Loss) *	(0.03)	(0.08)	(0.15)	(0.08)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.73)	(0.09)	1.59	0.07(d)	(0.30)
Total from Investment Operations	(0.76)	(0.17)	1.44	(0.01)	(0.29)

Distributions from:
Net Investment Income	(0.09)	-	-	-	-
Net Realized Gains	-	(0.05)	-	(0.01)	(0.05)
Total Distributions	(0.09)	(0.05)	-	(0.01)	(0.05)

Paid in Capital From Redemption Fees *	-	- (c)	-	- (c)	- (c)

Net Asset Value, at End of Year	$ 10.35	$ 11.20	$ 11.42	$ 9.98	$ 10.00

Total Return (a)	(6.71)%	(1.49)%	14.43%***	(0.11)%***	(2.84)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 999	$ 1,483	$ 2,727	$ 2,506	$ 3,196
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	3.48%	3.47%	4.69%**	4.10%**	3.23%
Ratio of Net Investment Loss to Average Net Assets (b)(e)(f)	(0.66)%	(1.09)%	(2.73)%**	(1.86)%**	(0.18)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(e)	3.11%	3.09%	3.41%**	3.10%**	2.95%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(e)(f)	(0.29)%	(0.71)%	(1.45)%**	(0.86)%**	0.10%
Portfolio Turnover	496.90%	356.75%	426.81%	445.44%	429.87%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(e) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.09%, and 0.00%, respectively.

(f) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.  Excluding these expenses, total return would have been 14.83% and (0.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 13.50	$ 12.32	$ 11.87	$ 11.71	$ 12.01

From Investment Operations:
Net Investment Loss *	(0.10)	(0.09)	(0.06)	(0.21)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	1.27	0.51	0.37	(0.29)
Total from Investment Operations	(0.45)	1.18	0.45	0.16	(0.30)

Paid in Capital From Redemption Fees *	- (c)	- (c)	-	- (c)	- (c)

Net Asset Value, at End of Year	$ 13.05	$ 13.50	$ 12.32	$ 11.87	$ 11.71

Total Return (a)	(3.33)%	9.58%	3.79%***	1.37%***	(2.50)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 5,699	$ 3,608	$ 4,183	$ 6,045	$ 7,191
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.46%	3.20%	4.00%**	4.68%**	3.44%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.66)%	(1.30)%	(1.54)%**	(2.93)%**	(0.84)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.60%	2.59%	2.98%**	3.62%**	2.71%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.81)%	(0.69)%	(0.52)%**	(1.87)%**	(0.11)%
Portfolio Turnover	546.50%	794.40%	354.88%	333.49%	529.08%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.06%, 1.13%, and 0.25%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 4.21% and 1.44%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 14.30	$ 12.94	$ 12.37	$ 12.03	$ 12.22

From Investment Operations:
Net Investment Income (Loss) *	0.02	0.03	0.03	(0.08)	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	1.33	0.54	0.42	(0.29)
Total from Investment Operations	(0.33)	1.36	0.57	0.34	(0.19)

Paid in Capital From Redemption Fees *	- (c)	- (c)	-	- (c)	- (c)

Net Asset Value, at End of Year	$ 13.97	$ 14.30	$ 12.94	$ 12.37	$ 12.03

Total Return (a)	(2.31)%	10.51%	4.61%***	2.83%***	(1.55)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,259	$ 1,001	$ 378	$ 308	$ 653
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.49%	2.87%	4.00%**	4.21%**	2.91%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.69)%	(0.98)%	(1.38)%**	(2.55)%**	(0.33)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.67%	1.66%	2.39%**	2.28%**	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)(e)	0.13%	0.24%	0.22%**	(0.63)%**	0.83%
Portfolio Turnover	546.50%	794.40%	354.88%	333.49%	529.08%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.08%, 1.13%, and 0.25%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 5.17% and 2.90%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 12.98	$ 11.91	$ 11.52	$ 11.43	$ 11.78

From Investment Operations:
Net Investment Loss *	(0.15)	(0.15)	(0.12)	(0.27)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	1.22	0.51	0.36	(0.28)
Total from Investment Operations	(0.50)	1.07	0.39	0.09	(0.35)

Paid in Capital From Redemption Fees *	- (c)	- (c)	-	- (c)	- (c)

Net Asset Value, at End of Year	$ 12.48	$ 12.98	$ 11.91	$ 11.52	$ 11.43

Total Return (a)	(3.85)%	8.98%	3.39%***	0.79%***	(2.97)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,342	$ 2,666	$ 3,331	$ 4,262	$ 6,012
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.11%	3.96%	4.80%**	5.20%**	3.94%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.33)%	(2.08)%	(2.31)%**	(3.47)%**	(1.34)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.10%	3.10%	3.50%**	4.15%**	3.20%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.31)%	(1.21)%	(1.01)%**	(2.42)%**	(0.61)%
Portfolio Turnover	546.50%	794.40%	354.88%	333.49%	529.08%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.07%, 1.13%, and 0.25%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 3.82% and 0.86%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Year Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 7.00	$ 7.41	$ 6.70	$ 8.14	$ 9.25

From Investment Operations:
Net Investment Income *	0.22	0.25	0.20	0.26	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)	(0.22)	0.96	(1.19)	(0.75)
Total from Investment Operations	(0.43)	0.03	1.16	(0.93)	(0.50)

Distributions from:
Net Investment Income	(0.21)	(0.24)	(0.18)	(0.22)	(0.18)
Return of Capital	(0.23)	(0.20)	(0.27)	(0.29)	(0.43)
Total Distributions	(0.44)	(0.44)	(0.45)	(0.51)	(0.61)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 6.13	$ 7.00	$ 7.41	$ 6.70	$ 8.14

Total Return (a)	(6.25)%	0.50%	17.61%***	(11.80)%***	(5.54)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 5,583	$ 6,395	$ 6,964	$ 7,821	$ 11,517
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.62%	2.75%	3.63%**	3.27%**	2.43%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	3.16%	3.07%	2.05%**	2.92%**	2.60%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.36%	2.35%	2.93%**	2.63%**	2.21%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	3.42%	3.47%	2.76%**	3.56%**	2.82%
Portfolio Turnover	530.98%	331.95%	125.07%	349.38%	226.22%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.35%, 0.37%, and 0.01%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 17.92% and (11.73)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 7.18	$ 7.54	$ 6.78	$ 8.19	$ 9.27

From Investment Operations:
Net Investment Income *	0.29	0.31	0.26	0.35	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)	(0.21)	0.95	(1.22)	(0.73)
Total from Investment Operations	(0.39)	0.10	1.21	(0.87)	(0.42)

Distributions from:
Net Investment Income	(0.23)	(0.26)	(0.18)	(0.19)	(0.21)
Return of Capital	(0.23)	(0.20)	(0.27)	(0.35)	(0.45)
Total Distributions	(0.46)	(0.46)	(0.45)	(0.54)	(0.66)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 6.33	$ 7.18	$ 7.54	$ 6.78	$ 8.19

Total Return (a)	(5.55)%	1.42%	18.36%***	(10.91)%***	(4.72)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,195	$ 3,386	$ 3,199	$ 2,781	$ 6,380
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.40%	2.49%	3.18%**	2.68%**	1.93%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	3.47%	3.31%	2.55%**	3.51%**	3.04%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.56%	1.54%	2.13%**	1.64%**	1.40%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	4.31%	4.26%	3.60%**	4.56%**	3.57%
Portfolio Turnover	530.98%	331.95%	125.07%	349.38%	226.22%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.35%, 0.37%, and 0.01%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 18.83% and (10.84)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 7.03	$ 7.43	$ 6.71	$ 8.14	$ 9.25

From Investment Operations:
Net Investment Income *	0.19	0.21	0.17	0.23	0.20
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)	(0.22)	0.95	(1.19)	(0.74)
Total from Investment Operations	(0.46)	(0.01)	1.12	(0.96)	(0.54)

Distributions from:
Net Investment Income	(0.16)	(0.19)	(0.16)	(0.18)	(0.17)
Return of Capital	(0.23)	(0.20)	(0.24)	(0.29)	(0.40)
Total Distributions	(0.39)	(0.39)	(0.40)	(0.47)	(0.57)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 6.18	$ 7.03	$ 7.43	$ 6.71	$ 8.14

Total Return (a)	(6.65)%	(0.07)%	16.98%***	(12.14)%***	(6.01)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,703	$ 2,982	$ 4,352	$ 5,665	$ 10,526
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.31%	3.51%	4.47%**	3.73%**	2.93%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.44%	2.25%	1.21%**	2.48%**	2.10%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.86%	2.87%	3.44%**	3.09%**	2.71%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.89%	2.89%	2.24%**	3.13%**	2.32%
Portfolio Turnover	530.98%	331.95%	125.07%	349.38%	226.22%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.36%, 0.37%, and 0.01%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 17.29% and (12.07)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019

  1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust, other than AmericaFirst Seasonal Rotation Fund and AmericaFirst Large Cap Share Buyback Fund, were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five series: AmericaFirst Defensive Growth Fund, AmericaFirst LargeCap Share Buyback Fund, AmericaFirst Seasonal Rotation Fund (formerly AmericaFirst Seasonal Trends Fund), AmericaFirst Tactical Alpha Fund (formerly AmericaFirst Absolute Return Fund), and AmericaFirst Income Fund (formerly AmericaFirst Income Trends Fund) (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust, except the Large Cap Share Buyback Fund which is non-diversified. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

AmericaFirst Large Cap Share Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

AmericaFirst Seasonal Rotation Fund (“Seasonal Rotation Fund”) commenced operations on October 31, 2013. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

AmericaFirst Tactical Alpha Fund (“Tactical Alpha Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

The Funds each offer three classes of shares, Class A, Class I, and Class U. Each class differs as to sales and redemption charges and ongoing fees.

AMERICAFIRST QUANTITATIVE FUNDS

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As of the close of business on February 28, 2019, the Tactical Alpha Fund (the “Acquiring Fund”) acquired the assets and assumed the liabilities of AmericaFirst Quantitative Strategies Fund (the “Acquired Fund”), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The number and value of shares issued by the Acquiring Fund to shareholders of the Acquired Fund are presented in the Statements of Changes in Net Assets. Net assets and net unrealized depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Fund		Total Net Assets of Acquiring Fund	Total Net Assets of Acquiring Fund After Acquisition	Cost of Investments Received from Aquired Fund	Net Unrealized Depreciation of Acquired Fund
$7,311,115	*	$6,709,709	$14,020,824	$7,341,498	$(317,406)

* The net assets of the Acquired Fund includes cash of $295,575 and other liabilities in excess of other assets of $8,552.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end

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investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on

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models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$3,981,447	$3,981,447	$—	$—
Exchange Traded Funds	2,280,111	2,280,111	—	—
Real Estate Investment Trusts	611,646	611,646	—	—
Venture Capital Fund *	434,715	—	—	—
Money Market Fund	124,465	124,465	—	—
Total	$7,432,384	$6,997,669	$—	$—

*Investment in private venture capital fund measured at fair value using the NAV per share (or its equivalent) practical expedient has not been categorized in the fair value hierarchy in accordance with ASU 2015-07.

Large Cap Share Buyback Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,118,944	$7,118,944	$—	$—
Real Estate Investment Trust	307,887	307,887	—	—
Money Market Fund	219,329	219,329	—	—
Total	$7,646,160	$7,646,160	$—	$—

 Seasonal Rotation Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$1,887,172	$1,887,172	$—	$—
Exchange Traded Fund	3,607,197	3,607,197	—	—
Limited Partnership (2)	23,348	23,348	—	—
Real Estate Investment Trusts	482,553	482,553	—	—
Money Market Fund	243,297	243,297	—	—
Total	$6,243,567	$6,243,567	$—	$—

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JUNE 30, 2019

Tactical Alpha Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$5,472,394	$5,448,925	$—	$23,469
Exchange Traded Funds	6,146,054	6,146,054	—	—
Real Estate Investment Trusts	970,354	970,354	—	—
Venture Capital Fund *	543,394	—	—	—
Money Market Fund	160,854	160,854	—	—
Total	$13,293,050	$12,726,187	$—	$23,469

*Investment in private venture capital fund measured at fair value using the NAV per share (or its equivalent) practical expedient has not been categorized in the fair value hierarchy in accordance with ASU 2015-07.

Income Fund

Assets (1)	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$5,228,365	$5,228,365	$—	$—
Corporate Bonds (2)	522,847	—	522,847	—
Exchange Traded Funds	1,983,099	1,983,099	—	—
Foreign Government Agencies & Obligation (2)	7,798	—	7,798	—
Limited Partnerships (2)	990,938	990,938	—	—
Real Estate Investment Trusts	2,262,789	2,262,789	—	—
Money Market Fund	405,180	405,180	—	—
Total	$11,401,016	$10,870,371	$530,645	$—

(1)

As of and during the year ended June 30, 2019, the Large Cap Share Buyback Fund, Seasonal Rotation Fund, and Income Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

(2)	For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

The following table sets forth a summary of the changes in the fair value of the Funds’ Level 3 investments for the year ended June 30, 2019:

Defensive Growth Fund	Venture Capital Fund
Balance Beginning at July 1, 2018	$ 316,790
Net Realized Gain/(Loss) on Sale of Investments	-
Net Unrealized Appreciation	59,726
Net Purchases and Sales	100,000
Transfer out **	(476,516)
Balance End at June 30, 2019	$ -

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Tactical Alpha Fund	Venture Capital Fund	Common Stock
Balance Beginning at July 1, 2018 *	$ 366,128	$80,929
Net Realized Gain/(Loss) on Sale of Investments	-	-
Net Unrealized Appreciation/(Depreciation)	52,266	(57,460)
Net Purchases and Sales	125,000	-
Transfer out **	(543,394)	-

Balance End at June 30, 2019	$ -	$23,469

* The value reflected for July 1, 2018, includes $219,677 of the venture capital fund that was acquired during the February 28, 2019 tax free merger from the AmericaFirst Quantitative Strategies Fund.  The value reflected for July 1, 2018, includes $80,929 of the AMR Corp. that was acquired during the February 28, 2019 tax free merger from the AmericaFirst Quantitative Strategies Fund.

** As of June 30, 2019, the Defensive Growth Fund and Tactical Alpha Fund measured its investments in a private Venture Capital Fund at fair value using the NAV per share (or its equivalent) practical expedient. Accordingly, the investment is no longer classified within level 3 of the fair value hierarchy.

The following information about significant unobservable inputs (Level 3) for the Funds’ as of June 30, 2019:

Tactical Alpha Fund
Fair Value	Valuation techniques	Unobservable Input	Input Values
$23,469	Estimate based on bankruptcy proceedings	Correlation to Bankruptcy proceedings	100%

Underlying Fund	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
Moneta Ventures Fund II L.P.	Venture Capital Fund

Moneta Ventures invests primarily in early stage technology and healthcare businesses with annualized revenue run rates of $500K to $10M and clear line of sight to profitability without significant capital outlay required. The firm seeks founders and teams with significant domain expertise and/or prior successful startup experience.  The fund’s primary geographical focus is Sacramento and Northern California, where the management expects to deploy approximately 70% of capital under management.

			$434,715 for the Defensive Fund; and $543,394 for the Tactical Alpha Fund.	Tactical Alpha Fund had $1,250,000 in commitments of which $812,500 is unfunded; and Defensive Growth Fund had $1,000,000 in commitments of which $650,000 is unfunded.	The fund has a 10-year term, however the fund management expects to begin distributions through portfolio company liquidation starting 4 years after the close of the fund	None	N/A	The Funds each redeemed during the subsequent period.

The total change in unrealized appreciation included in the statement of operations attributable to Level 3 investments still held at June 30, 2019 was $68,981 for the Tactical Alpha Fund.

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JUNE 30, 2019

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2016-2018) or expected to be taken in the Funds’ 2019 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

 f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets.

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Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

k)     Restricted securities are generally acquired directly or indirectly from an issuer in a nonpublic offering. Because restricted securities are generally subject to restrictions on transfer, market quotations for such securities are generally not readily available, and they are considered to be illiquid securities.  The Board of Trustees (“Board”) has adopted Portfolio Securities Valuation Procedures that, among other things, provide guidelines for the valuation of portfolio securities for which market quotations are not readily available (“Valuation Procedures”). The Valuation Procedures delegate the responsibility for determining the fair value of securities for which market quotations are not readily available to a Valuation Committee, subject to review and oversight by the

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

Board of Trustees (“Board”).  Under circumstances where the Adviser determines that the market quotation or the price provided by a pricing service does not accurately reflect the current market value, such securities are also valued as determined in good faith by the Valuation Committee, subject to review and oversight by Board of Trustees.  Restricted securities are categorized in Level 3 of the fair value hierarchy.

l)     Credit Risk - The Deposits held in the Fund’s portfolio include deposits in a checking account and money market deposit account.  These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind.  Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit.  To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance.

2. INVESTMENT TRANSACTIONS

For the year ended June 30, 2019, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$47,874,581	$53,092,725
Large Cap Buyback Fund	14,382,799	10,760,351
Seasonal Rotation Fund	33,729,352	35,049,268
Tactical Alpha Fund	51,470,646	52,751,744
Income Fund	67,686,545	66,729,350

The Seasonal Rotation Fund purchased and sold $0 and $5,800,155, respectively, of government securities during the year.

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”). Under the terms of the Management Agreement, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a bi-monthly (or more

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

frequently) management fee at the annual rate of the average daily net assets were as follows:

Defensive Growth Fund	1.50%
Large Cap Buyback Fund	1.25%
Seasonal Rotation Fund	1.25%
Tactical Alpha Fund	1.00%
Income Fund	1.25%

For the year ended June 30, 2019, management fees were as follows:

Defensive Growth Fund	$140,360
Large Cap Buyback Fund	$85,737
Seasonal Rotation Fund	$86,756
Tactical Alpha Fund	$105,574
Income Fund	$161,904

AFCM and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, legal fees, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at the ratios to average daily net assets detailed below.  Prior to October 31, 2016, legal fees were included in the foregoing expense limits.  Below are the ratios, by class, per each contractual agreement for the time period July 1, 2017 through October 31, 2018:

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2018
Large Cap Buyback Fund	2.45%	1.50%	2.95%	October 31, 2018
Seasonal Rotation Fund	2.45%	1.50%	2.95%	October 31, 2018
Tactical Alpha Fund	2.45%	1.50%	2.95%	October 31, 2018
Income Fund	2.20%	1.40%	2.70%	October 31, 2018

Below are the ratios, by class, per each contractual agreement for the time period November 1, 2018 through June 30, 2019:

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2019
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2019
Seasonal Rotation Fund	2.45%	1.50%	2.95%	October 31, 2019
Tactical Alpha Fund	2.45%	1.50%	2.95%	October 31, 2019
Income Fund	2.20%	1.40%	2.70%	October 31, 2019

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

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Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the date in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.

	June 30, 2020	June 30, 2021	June 30, 2022
Defensive Growth Fund	$26,119	$53,183	$57,612
Large Cap Buyback Fund	$38,007	$49,151	$84,879
Seasonal Rotation Fund	$98,550	$46,454	$51,541
Tactical Alpha Fund	$106,545	$55,436	$6,593
Income Fund	$129,104	$78,474	$60,877

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00%      Class U per year of its average daily net assets for such distribution and shareholder service activities.  During the year ended June 30, 2019, fees incurred under the Plan were as follows:

Defensive Growth Fund	$22,469
Large Cap Buyback Fund	$10,478
Seasonal Rotation Fund	$12,198
Tactical Alpha Fund	$32,791
Income Fund	$36,032

Mutual Shareholder Services, LLC (“MSS”) serves as the Funds’ Transfer Agent, Accounting Agent, and Administrator.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees, who are not “interested persons” as that term is defined in the 1940 Act, will be paid a fee of $10,000 per year. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The Defensive Growth Fund and the Tactical Alpha Fund own 4.00% and 5.00%, respectively, of the net assets of a private venture capital fund, Moneta Ventures Fund II, LP as of June 30, 2019. Family members of the management of Moneta Ventures Fund II, LP have certain ownership interests in AmericaFirst Capital Management, LLC. The Defensive Growth and Tactical Alpha Funds’ investments were liquidated subsequent to year end and the value received approximated the value reflected in the Schedules of Investments. During the year ended June 30, 2019, information regarding the investments in this private fund were as follows:

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

	Value as of June 30, 2018	Cost of Purchases	Change in Unrealized Appreciation	Value as of June 30, 2019
Defensive Growth Fund	$316,790	$100,000	$17,925	$434,715

Tactical Alpha Fund	$146,451	$351,458*	$45,485	$543,394

 * Includes $203,232 that was acquired during the reorganization of the Quantitative Strategies Fund.

 4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares within 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the year ended June 30, 2019, redemption fees were assessed as follows:

Defensive Growth Fund	$53
Large Cap Buyback Fund	$1,648
Seasonal Rotation Fund	$0
Tactical Alpha Fund	$1,636
Income Fund	$448

 5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended June 30, 2019, and the year ended June 30, 2018 was as follows:

For the year ended June 30, 2019:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—	$—
AmericaFirst Large Cap Buyback Fund	340,396	37,154	—	377,550
AmericaFirst Seasonal Rotation Fund	49,868	—	—	49,868
AmericaFirst Tactical Alpha Fund	—	—	—	—
AmericaFirst Income Fund	397,470	—	458,000	855,470

For the year ended June 30, 2018:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—	$—
AmericaFirst Large Cap Buyback Fund	—	18,160	—	18,160
AmericaFirst Seasonal Rotation Fund	—	42,913	—	42,913
AmericaFirst Tactical Alpha Fund	—	—	—	—
AmericaFirst Income Fund	428,258	—	368,875	797,133

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)

AmericaFirst Defensive Growth Fund	$—	$—	$(966,295)	$(8,850,386)	$—	$287,123	$(9,529,558)
AmericaFirst Large Cap Buyback Fund	—	—	(329,381)	—	—	326,541	(2,840)
AmericaFirst Seasonal Rotation Fund	—	—	(589,778)	(251,670)	—	135,497	(705,951)
AmericaFirst Tactical Alpha Fund	—	—	(181,959)	(11,840,572)	—	(53,145)	(12,075,676)
AmericaFirst Income Fund	—	—	(779,917)	(8,898,942)	—	(245,793)	(9,924,652)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for real estate investment trusts, partnerships, grantor trusts and constructive sales of securities held short. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
AmericaFirst Defensive Growth Fund	$42,611
AmericaFirst Large Cap Buyback Fund	4,629
AmericaFirst Seasonal Rotation Fund	4,701
AmericaFirst Tactical Alpha Fund	78,117
AmericaFirst Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
AmericaFirst Defensive Growth Fund	$923,684
AmericaFirst Large Cap Buyback Fund	324,752
AmericaFirst Seasonal Rotation Fund	585,077

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

AmericaFirst Tactical Alpha Fund	103,842
AmericaFirst Income Fund	779,917

At June 30, 2019, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
AmericaFirst Defensive Growth Fund	$8,280,868	$569,518	$8,850,386
AmericaFirst Large Cap Buyback Fund	—	—	—
AmericaFirst Seasonal Rotation Fund	251,670	—	251,670
AmericaFirst Tactical Alpha Fund	10,058,819	1,781,753	11,840,572
AmericaFirst Income Fund	8,898,942	—	8,898,942

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses, non-deductible expenses, the reclass of Fund distributions and equalization debits, and adjustments for C-corporation return of capital distributions, capitalization in lieu of dividend payments, real estate investment trusts, grantor trusts and partnerships, resulted in reclassifications for the fiscal year ended June 30, 2019 as follows:

	Paid In Capital	Distributable Earnings

AmericaFirst Defensive Growth Fund	$(261,007)	$261,007
AmericaFirst Large Cap Buyback Fund	—	—
AmericaFirst Seasonal Rotation Fund	(9,178)	9,178
AmericaFirst Tactical Alpha Fund	7,249,634	(7,249,634)
AmericaFirst Income Fund	(4,878)	4,878

6. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment in the financial statements.  However, the following disclosures are applicable:

Distributions

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate

Ordinary Income	7/30/2019	0.03695

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

Class I

	Pay Date	Rate

Ordinary Income	7/30/2019	0.03840

Class U

	Pay Date	Rate

Ordinary Income	7/30/2019	0.03270

Collection of Due From Adviser

As of June 30, 2019 and in connection with the Expense Limitation Agreements in place the Defensive Growth Fund, Large Cap Share Buyback Fund, and Income Fund had receivables of $1,061, $21,831 and $20,950 due from the Adviser, respectively. As the Adviser was unable to meet its obligations it borrowed the funds necessary to pay the balance of these receivables in the subsequent period from MSS which serves as the Funds' Transfer Agent, Accounting Agent, and Administrator. There is no collateral on this loan and no interest is to be charged. MSS will use amounts due to the Adviser as management fees to satisfy the loan.

Fund Name Change

The AmericaFirst Tactical Alpha Fund changed its name to the AmericaFirst Monthly Risk-On Risk-Off Fund on September 1, 2019.

7. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“GAAP”), International Financial Reporting Standards, or changes in technology or the business environment.  These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.”  ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820.  In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements.  ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.  Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

8. BORROWINGS

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

During the year ended June 30, 2019, the Defensive Growth Fund engaged in margin borrowings from the Fund's broker, Interactive Brokers, LLC, in order to cover shortfalls between cash on deposit with the broker for short stock positions and the value of such short positions. The Fund had borrowings outstanding for 192 days during the fiscal year at an average daily borrowings amount of $2,310,049. The Fund incurred $41,181 in related interest charges at an average interest rate of 3.01%.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AmericaFirst Quantitative Funds

and the Shareholders of AmericaFirst Defensive Growth Fund, AmericaFirst Large Cap Share Buyback Fund, AmericaFirst Seasonal Rotation Fund, AmericaFirst Tactical Alpha Fund, and AmericaFirst Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AmericaFirst Defensive Growth Fund, AmericaFirst Large Cap Share Buyback Fund, AmericaFirst Seasonal Rotation Fund, AmericaFirst Tactical Alpha Fund, and AmericaFirst Income Fund, each a series of shares of beneficial interest in AmericaFirst Quantitative Funds (the “Funds”), including the schedules of investments, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Financial Highlights presented
AmericaFirst Defensive Growth Fund	For each of the years in the five-year period ended June 30, 2019
AmericaFirst Large Cap Share Buyback Fund	For each of the years in the two-year period ended June 30, 2019 and for the period from January 31, 2017 (commencement of operations) to June 30, 2017
AmericaFirst Seasonal Rotation Fund	For each of the years in the five-year period ended June 30, 2019
AmericaFirst Tactical Alpha Fund	For each of the years in the five-year period ended June 30, 2019
AmericaFirst Income Fund	For each of the years in the five-year period ended June 30, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds' management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian, brokers, and other counterparties, and by other appropriate procedures where necessary. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the AmericaFirst Quantitative Funds since 2013.

Philadelphia, Pennsylvania

November 1, 2019

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period January 1, 2019 and held for the entire period through June 30, 2019.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

AmericaFirst Defensive Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,127.31	$13.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.10	$12.77

* Expenses are equal to the Fund's annualized expense ratio of 2.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,131.00	$10.83
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.63	$10.24

* Expenses are equal to the Fund's annualized expense ratio of 2.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,124.70	$16.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.67	$15.20

* Expenses are equal to the Fund's annualized expense ratio of 3.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,145.56	$9.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.52	$9.35

* Expenses are equal to the Fund's annualized expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

AmericaFirst LargeCap Buyback Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,146.22	$8.67
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.71	$8.15

* Expenses are equal to the Fund's annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by181/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,140.85	$13.91
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.80	$13.07

* Expenses are equal to the Fund's annualized expense ratio of 2.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,156.52	$13.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.05	$12.82

* Expenses are equal to the Fund's annualized expense ratio of 2.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,162.05	$9.06
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.41	$8.45

* Expenses are equal to the Fund's annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

AmericaFirst Seasonal Rotation Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,153.85	$16.34
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.62	$15.25

* Expenses are equal to the Fund's annualized expense ratio of 3.06%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Tactical Alpha Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,099.08	$13.43
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.00	$12.87

* Expenses are equal to the Fund's annualized expense ratio of 2.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Tactical Alpha Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,104.89	$8.56
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.66	$8.20

* Expenses are equal to the Fund's annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Tactical Alpha Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,096.32	$15.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.57	$15.30

* Expenses are equal to the Fund's annualized expense ratio of 3.07%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

AmericaFirst Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,051.01	$11.85
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.24	$11.63

* Expenses are equal to the Fund's annualized expense ratio of 2.33%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,055.89	$7.80
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.21	$7.65

* Expenses are equal to the Fund's annualized expense ratio of 1.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,049.91	$14.33
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.81	$14.06

* Expenses are equal to the Fund's annualized expense ratio of 2.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS

JUNE 30, 2019 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Disinterested Trustees

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by AmericaFirst Trustee	Other Directorships Held by AmericaFirst Trustee During the Past Five Years
DISINTERESTED TRUSTEES
Timothy P. Highland Year of Birth: 1964	Trustee & Chairman of the Board – September 2018 to present	Vice President, Strategic Solutions, Docupace Technologies, Inc. (data processing for broker-dealers), Sept. 2016 to present; President, D3 Financial Partners, LLC (consultant to broker-dealers, investment advisers and technology firms) Jan. 2016 to present; Executive Vice President, IPI Wealth Management, Inc. (SEC registered investment adviser) 2009 to 2015; Executive Vice President, Investment Planners, Inc. (FINRA registered broker-dealer) 2009 to 2015.	5	None
Michael A. Gunning Year of Birth: 1958	Trustee – Feb. 2015 to present	SVP Legislative Affairs California Building Industry Association, October 2018 - present; Vice President, Personal Insurance Federation of California (legislative and regulatory advisory firm representing members to California State Legislature and Governor’s Office), (2001 to 2018)	5	None

Interested Trustees and Officers of the Trust

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Rick A. Gonsalves 300 Harding Boulevard, Ste. 215 Roseville, CA 95678 Year of Birth: 1968	Trustee – 2012 to present; President – May 2017 to present	President & Chief Executive Officer, AmericaFirst Capital Management, LLC (2007 – present) (investment adviser to the Funds; President & Chief Executive Officer, Renaissance Investment Services (2005 to 2008); Registered Broker Representative for various Broker/Dealers from 1994 to 2007.	5	None
OFFICERS OF THE TRUST
Robert G. Roach Jr. Year of Birth: 1962	Chief Compliance Officer of the Trust – September 2018 to present

Chief Compliance Officer (“CCO”), AmericaFirst Quantitative Funds, 09/2018-Present; Owner, Roach Corp (Consulting Firm) 08/2017-Present; Managing Principal, OCP Capital LLC (Broker Dealer), 05/2018-Present; Financial and Operations Principal (FINOP), CommonGood Securities LLC (Broker Dealer), 04/2018-Present; COO/CFO, TriLinc Global LLC (Impact Investment Fund Manager), 01/2017 to 08/2017; CFO & CCO, LR Global Holdings (Frontier Markets Investment Firm), 07/2016 to 12/2016; CCO, AmericaFirst Capital Management LLC, 02/2012 to 07/2016; CCO, AmericaFirst Quantitative Funds, 02/2012 to 12/2015; CFO & CCO, AmericaFirst Securities, Inc. LLC (Broker Dealer), 03/2012 to 07/2016, Independent Trustee, Nile Capital Investment Trust, (Mutual Fund), 01/2012 to Present.

			n/a	n/a
Umberto Anastasi Year of Birth: 1974	Treasurer – August 2017 to present	From 1999 to present, Vice President, Mutual Shareholder Services LLC	n/a	n/a
Brandon Pokersnik Year of Birth: 1978	Secretary – August 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012	n/a	n/a

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

 Compensation of the Board of Trustees

Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Funds, will be paid a fee of $10,000 per year.  The “interested persons” of the Trust receive no Board member compensation from the Funds. The table below details the amount of compensation received by the Trustees from the Trust for the fiscal year ended June 30, 2019. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation Paid to Trustees
Timothy P. Highland	$10,000	None	None	$10,000
Michael Gunning	$10,000	None	None	$10,000

The Trust’s Statement of Additional Information includes additional information about the trustees an Officers and is available, without charge, upon request by calling toll-free 1-877-217-8363.

Special Shareholders Meeting September 12, 2018

A special meeting of the Shareholders of the Funds of AmericaFirst Quantitative Funds was held shortly after 10:00 a.m. Eastern time, September 12, 2018, at the offices of Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights OH 44147.  Shareholders of record as of June 28, 2018, voted to approve the election of Michael A. Gunning and Timothy P. Highland as trustees.

Outstanding Shares as of Record Date	Shares Present in Person or by Proxy	Percentage of Shares Present for Quorum	Percentage of Voted Shares that Approve (Gunning)	Percentage of Voted Shares Against or Abstentions (Gunning)	Percentage of Voted Shares that Approve (Highland)	Percentage of Voted Shares Against or Abstentions (Highland)
6,063,444.7030	5,361,493.84	88.4%	99.0%	1.0%	99.5%	0.5%

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2019 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC -0330.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

 PRIVACY NOTICE

 Rev. Jan 2013

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363

PRIVACY NOTICE (Continued)
Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds doesn’t jointly market.

AmericaFirst Quantitative Funds

MANAGER

AmericaFirst Capital Management, LLC

300 Harding Blvd.

Suite 215

Roseville, CA 95678

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

AmericaFirst Capital Management, LLC is located at 300 Harding Blvd. (Suite 215), Roseville, CA. The Funds’ distributor is Arbor Court Capital, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each of the independent board members together consist as the audit committee financial expert based on their combined knowledge and experience.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2019

$ 58,500

FY 2018

$ 70,500

(b)

Audit-Related Fees

Registrant

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2019

$12,500

FY 2018

$15,000

Nature of the fees:

Review of the 1120-RICS  and Excise Returns.

(d)

All Other Fees

Registrant

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2019

$12,500

FY 2018

$15,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst QuantitativeFunds

By /s/ Rick Gonsalves

*Rick Gonsalves

Chief Executive Officer

Date November 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Rick Gonsalves

     Rick Gonsalves

     Chief Executive Officer

Date: November 1, 2019

By: /s/ Bob Anastasi

     Bob Anastasi

     Chief Financial Officer and Treasurer

Date: November 1, 2019

* Print the name and title of each signing officer under his or her signature.